UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2015

Date of reporting period: May 31, 2015

Item 1. Reports to Stockholders.

PIA Funds

PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

Semi-Annual Report

May 31, 2015

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six month fiscal period from December 1, 2014 through May 31, 2015 regarding the PIA BBB Bond Fund and the PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”) for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.

During the six months ended May 31, 2015, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	0.71%
PIA MBS Bond Fund	1.31%

As stated in the current prospectus, the PIA BBB Bond Fund’s gross expense ratio is 0.15% and the PIA MBS Bond Fund’s gross expense ratio is 0.30%.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses) incurred by each Fund through at least March 28, 2016 to the extent necessary to limit Net Annual Fund Operating Expenses for each Fund to 0.15% of average daily net assets.

PIA BBB Bond Fund
As indicated above, the return for the PIA BBB Bond Fund for the six month period ended May 31, 2015 was 0.71%.  This was modestly lower than the 0.75% return of the Fund’s benchmark, the Barclays U.S. Credit Baa Bond Index and in line with the Fund’s objective of approximating the returns of the index.  The Fund has a strategy of using a broad diversification of BBB rated issuers, industry sectors and range of maturities.  The bonds held in the Fund represent over 160 different issuers.  The Barclays U.S. Credit Baa Bond Index has over 500 issuers.  The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers.  In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark.  While the top 20 issuers in the Barclays U.S. Credit Baa Bond Index are represented in the Fund, for the remainder issuers in the benchmark, only a subset is represented in the Fund, based on market conditions and liquidity.  This will cause some modest variability in the returns of the Fund relative to those of its benchmark.  For the six month period ended May 31, 2015, the issuers represented in the Fund had on average a modestly lower performance than the ones that the Fund was not invested in, which contributed to the small underperformance by the Fund.

PIA MBS Bond Fund
The return of the PIA MBS Bond Fund for the six month period ended May 31, 2015 of 1.31% exceeded the return of 1.24% of its benchmark, the Barclays U.S. MBS Fixed Rate Index.  The Fund has a broad diversification of coupons and mortgage sectors.  The Fund’s shorter duration structure, due to its emphasis on higher coupon securities was the main reason for the higher performance relative to the benchmark, as interest rates at the intermediate part of the curve rose and the yield curve modestly flattened during the period.  The Fund was overweighted in the 30 year Fannie Mae and Freddie Mac mortgage-backed securities (“MBS”) sector, and was underweighted in the 30 year Ginnie Mae MBS sector due to the better risk-adjusted yield of Fannie Mae and Freddie Macs, which was a positive factor for returns, as both sectors produced better excess returns than Ginnie Mae securities for the period.  The use of dollar rolls for selective coupons that offered attractive breakeven rates modestly added to returns.  The Fund had an allocation to non-agency AAA and AA rated floating

PIA Funds

rate securities with shorter durations that outperformed the returns on the Index, as short rates rose.  We expect these securities to continue to add value to the Fund during a period of rising interest rates, as their coupons adjust higher.

Bond Market in Review
The gross domestic product’s (“GDP”) quarter-over-quarter rate of growth was -0.2% for the first quarter of 2015, lower than the 2.2% during the fourth quarter of 2014.  With the unemployment rate at 5.5% and inflation under control, aided by the decline in oil prices, the U.S. Federal Reserve Board maintained its easier monetary policy by keeping the federal funds rate close to zero.  Inflation, as measured by the Consumer Price Index, was 0% year over year as of May 2015.  All this economic data, along with fears about Greece exiting the Euro are likely to cause the U.S. Federal Reserve Board to start raising interest rates by year end, instead of September, as many market participants believe.

Yields on 2-year and 5-year Treasury notes rose by 14 basis points (“bps”) and 1 bps, respectively, from November 30, 2014 to May 31, 2015.  Yields on 30-year Treasury bonds decreased by 1 bps during the same period.  Inflation being under control, as well as the decline in oil prices, the strengthening of the U.S. dollar and geopolitical uncertainties, all contributed to the modest flattening of the yield curve.

Spreads on BBB rated bonds over Treasuries increased during the period from 164 bps to 178 bps.  Option adjusted spreads on fixed rate agency mortgage-backed securities fell from 29 bps to 18 bps, as their average life decreased from 6.7 years to 6.5 years.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB rated bonds and mortgage-backed bonds, respectively.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the six month period ended May 31, 2015.  We look forward to reporting to you again with the annual report dated November 30, 2015.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Funds’ investment adviser, and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Diversification does not assure a profit or protect against risk in a declining market.

The Barclays U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.  The Barclays U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.  You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers and/or expense reimbursements in effect.  In the absence of such waivers or reimbursements, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds
Expense Example – May 31, 2015
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/14 – 5/31/15).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  Pacific Income Advisers, Inc. (“PIA”) has voluntarily agreed to pay each Fund’s operating expenses in order to limit total expenses to 0.15% of the Fund’s average daily net assets through at least March 28, 2016.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/14	Value 5/31/15	Period 12/1/14 – 5/31/15*
PIA BBB Bond Fund
Actual	$1,000.00	$1,007.10	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	$0.76
PIA MBS Bond Fund
Actual	$1,000.00	$1,013.10	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	$0.76

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund and the PIA MBS Bond Fund was 0.15% and 0.15%, respectively.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – May 31, 2015
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – May 31, 2015
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2015
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 85.3%

Agricultural Chemicals 0.3%
	Mosaic Co.
$785,000	3.75%, due 11/15/21	$826,081

Agriculture 0.3%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19	672,625

Auto Parts 1.3%
	Advance Auto Parts, Inc.
1,100,000	5.75%, due 5/1/20	1,237,458
	Autozone, Inc.
600,000	3.125%, due 7/15/23	596,300
	Johnson Controls, Inc.
1,230,000	4.25%, due 3/1/21	1,327,786
		3,161,544
Autos 1.6%
	Ford Motor Co.
675,000	7.45%, due 7/16/31	881,634
	Ford Motor Credit Co. LLC
1,200,000	1.50%, due 1/17/17	1,201,757
1,000,000	5.00%, due 5/15/18	1,084,555
600,000	5.875%, due 8/2/21	696,235
		3,864,181
Banks 3.9%
	Associated Banc-Corp
400,000	2.75%, due 11/15/19	403,213
	Barclays Bank PLC
700,000	5.14%, due 10/14/20	775,543
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23	1,096,876
	Capital One Financial Corp.
815,000	6.15%, due 9/1/16	865,156
	Citigroup, Inc.
1,000,000	3.50%, due 5/15/23	995,743
	Credit Suisse Group
700,000	5.40%, due 1/14/20	780,834
	Discover Bank
700,000	3.20%, due 8/9/21	699,913
	Fifth Third Bancorp
930,000	4.50%, due 6/1/18	1,000,885
225,000	8.25%, due 3/1/38	330,629
	First Tennessee Bank
500,000	2.95%, due 12/1/19	504,772
	KeyCorp
900,000	5.10%, due 3/24/21	1,015,146
	UBS AG
750,000	5.875%, due 7/15/16	789,169
		9,257,879
Biotechnology 2.0%
	Amgen, Inc.
1,520,000	3.875%, due 11/15/21	1,619,192
900,000	5.15%, due 11/15/41	967,192
	Biogen Idec, Inc.
1,110,000	6.875%, due 3/1/18	1,269,243
	Celgene Corp.
800,000	4.625%, due 5/15/44	809,320
		4,664,947
Broker 2.6%
	Goldman Sachs Group, Inc.
800,000	5.625%, due 1/15/17	852,059
950,000	6.75%, due 10/1/37	1,170,345
	Merrill Lynch & Co., Inc.
1,010,000	5.70%, due 5/2/17	1,083,699
1,050,000	6.11%, due 1/29/37	1,226,627
	Morgan Stanley
900,000	4.875%, due 11/1/22	972,712
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20	833,039
		6,138,481
Building Materials 0.3%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22	798,476

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount		Value
Cable/Satellite 0.9%
	Direct TV Holdings
$700,000	1.75%, due 1/15/18	$699,691
685,000	5.00%, due 3/1/21	755,276
700,000	6.00%, due 8/15/40	765,138
		2,220,105
Chemicals 2.3%
	CF Industries, Inc.
800,000	3.45%, due 6/1/23	798,793
	Cytec Industries Inc.
880,000	3.95%, due 5/1/25	891,910
	Dow Chemical Co.
1,075,000	4.25%, due 11/15/20	1,166,332
865,000	7.375%, due 11/1/29	1,156,857
	Eastman Chemical Co.
900,000	2.40%, due 6/1/17	918,657
	RPM International, Inc.
500,000	6.125%, due 10/15/19	567,334
		5,499,883
Communications 1.1%
	Telefonica Emisiones SAU
1,735,000	5.462%, due 2/16/21	1,966,605
475,000	7.045%, due 6/20/36	616,298
		2,582,903
Communications Equipment 0.6%
	Harris Corp.
500,000	6.15%, due 12/15/40	587,719
	L-3 Communications Corp.
775,000	4.75%, due 7/15/20	829,775
		1,417,494
Diversified Manufacturing 0.3%
	Ingersoll-Rand Global
	Holding Company Ltd.
560,000	6.875%, due 8/15/18	643,309

Drugs and Druggists’ Sundries
Merchant Wholesalers 1.0%
	Actavis Funding SCS
700,000	3.00%, due 3/12/20	711,425
850,000	3.45%, due 3/15/22	858,659
800,000	4.75%, due 3/15/45	795,342
		2,365,426
Electric Utilities 3.8%
	Dominion Resources, Inc.
470,000	4.90%, due 8/1/41	500,166
	Duke Energy Corp.
1,270,000	6.25%, due 6/15/18	1,445,073
	Exelon Corp.
1,015,000	5.625%, due 6/15/35	1,170,333
	Indiana Michigan Power
750,000	6.05%, due 3/15/37	926,567
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19	818,193
	NiSource Finance Corp.
900,000	6.125%, due 3/1/22	1,059,946
400,000	5.25%, due 2/15/43	448,024
	Ohio Power Co.
1,100,000	5.375%, due 10/1/21	1,279,499
	Oncor Electric Delivery
595,000	7.00%, due 5/1/32	801,203
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20	618,522
		9,067,526
Exploration & Production 0.3%
	Continental Resources, Inc.
700,000	4.50%, due 4/15/23	690,766

Finance 0.4%
	Block Financial Corp.
900,000	5.50%, due 11/1/22	986,083

Finance – Credit Cards 0.7%
	American Express Co.
1,555,000	6.80%, due 9/1/66 (a)	1,619,144

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount		Value
Financial Services 0.5%
	Legg Mason, Inc.
$500,000	5.625%, due 1/15/44	$561,987
	Leucadia National Corp.
700,000	5.50%, due 10/18/23	729,085
		1,291,072
Food 2.8%
	ConAgra Foods, Inc.
1,300,000	7.00%, due 10/1/28	1,612,426
	Kellogg Co.
1,200,000	3.25%, due 5/21/18	1,253,582
	Kraft Foods Group, Inc.
1,690,000	2.25%, due 6/5/17	1,717,701
	Kroger Co.
780,000	6.15%, due 1/15/20	905,998
	Mondelez International, Inc.
1,200,000	2.25%, due 2/1/19	1,215,529
		6,705,236
Gas Pipelines 0.5%
	Plains All American Pipeline, L.P.
1,100,000	6.50%, due 5/1/18	1,244,880

Health Care 1.1%
	Cardinal Health, Inc.
500,000	2.40%, due 11/15/19	502,856
	Humana, Inc.
955,000	7.20%, due 6/15/18	1,101,754
	Laboratory Corporation of
	America Holdings
1,000,000	2.20%, due 8/23/17	1,014,286
		2,618,896
Health Care Facilities and Services 0.4%
	McKesson Corp.
800,000	4.883%, due 3/15/44	849,836

Information Technology 1.2%
	Hewlett Packard Co.
1,150,000	2.60%, due 9/15/17	1,177,413
800,000	4.65%, due 12/9/21	864,114
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22	824,650
		2,866,177
Insurance 4.8%
	American International
	Group, Inc.
1,000,000	3.375%, due 8/15/20	1,041,689
1,050,000	4.875%, due 6/1/22	1,173,611
100,000	6.25%, due 3/15/87	110,379
	Aon Corp.
600,000	5.00%, due 9/30/20	669,758
	AXA SA
500,000	8.60%, due 12/15/30	696,250
	CIGNA Corp.
315,000	6.15%, due 11/15/36	394,496
	Fidelity National Financial, Inc.
1,275,000	5.50%, due 9/1/22	1,384,887
105,000	3.50%, due 4/15/23	104,164
	Hartford Financial Services Group
1,350,000	5.125%, due 4/15/22	1,517,844
	Markel Corp.
20,000	4.90%, due 7/1/22	21,943
	Metlife, Inc.
855,000	6.40%, due 12/15/66	979,403
	Protective Life Corp.
350,000	7.375%, due 10/15/19	418,325
	Prudential Financial, Inc.
1,075,000	6.625%, due 12/1/37	1,373,848
	Unum Group
700,000	5.625%, due 9/15/20	796,396
	Wellpoint, Inc.
600,000	4.65%, due 8/15/44	610,442
		11,293,435
Lodging 0.3%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23	640,039

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount		Value
Machinery 0.4%
	Flowserve Corp.
$900,000	3.50%, due 9/15/22	$908,855

Manufacturing 0.9%
	Boston Scientific Corp.
985,000	2.85%, due 5/15/20	989,554
1,000,000	4.125%, due 10/1/23	1,047,129
		2,036,683
Media 3.8%
	CBS Corp.
1,220,000	5.75%, due 4/15/20	1,394,318
	Discover Communications LLC
500,000	3.30%, due 5/15/22	498,458
	Expedia, Inc.
800,000	5.95%, due 8/15/20	899,510
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22	410,163
	Time Warner Cable, Inc.
900,000	5.85%, due 5/1/17	966,692
	Time Warner Entertainment
	Company, L.P.
810,000	8.375%, due 7/15/33	1,027,876
	Time Warner, Inc.
500,000	4.05%, due 12/15/23	526,288
1,965,000	7.625%, due 4/15/31	2,639,372
	Viacom Inc.
610,000	4.375%, due 3/15/43	524,318
		8,886,995
Medical Equipment 0.1%
	Agilent Technologies, Inc.
150,000	6.50%, due 11/1/17	166,454

Medical Equipment and
Supplies Manufacturing 0.4%
	Becton Dickinson & Co.
800,000	4.685%, due 12/15/44	818,413

Metals 0.3%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40	797,782

Metals and Mining 1.4%
	Freeport-McMoRan Inc.
900,000	3.875%, due 3/15/23	848,267
	Goldcorp Inc.
500,000	3.70%, due 3/15/23	491,449
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23	498,613
	Teck Resources Ltd.
700,000	4.75%, due 1/15/22	687,629
800,000	5.40%, due 2/1/43	666,170
		3,192,128
Metalworking Machinery 0.5%
	Kennametal, Inc.
1,150,000	2.65%, due 11/1/19	1,157,291

Mining 1.1%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42	708,702
	Vale Overseas Limited
560,000	6.25%, due 1/23/17	597,222
700,000	4.375%, due 1/11/22	689,661
700,000	6.875%, due 11/21/36	691,873
		2,687,458
Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing 0.2%
	Northrop Grumman Corp.
500,000	4.75%, due 6/1/43	526,233

Newspaper, Periodical, Book, and
Directory Publishers 0.8%
	21st Century Fox America, Inc.
1,460,000	6.20%, due 12/15/34	1,773,526

Office Equipment 0.4%
	Xerox Corp.
900,000	6.75%, due 2/1/17	979,184

Oil and Gas 11.1%
	Anadarko Petroleum Corp.
650,000	5.95%, due 9/15/16	689,076
900,000	6.45%, due 9/15/36	1,084,829

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount		Value
Oil and Gas 11.1% (continued)
	Cameron International Corp.
$700,000	6.375%, due 7/15/18	$782,421
	Canadian Natural Resources
835,000	6.00%, due 8/15/16	883,697
	Devon Energy Corp.
665,000	7.95%, due 4/15/32	893,013
	Encana Corp.
450,000	3.90%, due 11/15/21	468,259
750,000	6.50%, due 8/15/34	858,380
	Enterprise Products
	Operating LLC
1,850,000	4.85%, due 8/15/42	1,866,102
	Hess Corp.
575,000	8.125%, due 2/15/19	690,530
800,000	5.60%, due 2/15/41	857,894
	Kinder Morgan Energy Partners
600,000	3.05%, due 12/1/19	603,481
750,000	3.95%, due 9/1/22	758,374
1,270,000	5.80%, due 3/15/35	1,302,874
700,000	5.55%, due 6/1/45	686,822
	Marathon Oil Corp.
1,050,000	6.00%, due 10/1/17	1,155,174
	Pemex Master Trust
1,500,000	5.75%, due 3/1/18	1,653,750
1,150,000	6.625%, due 6/15/35	1,297,200
	Petrobras International
	Finance Co.
1,885,000	5.875%, due 3/1/18	1,943,473
1,750,000	5.375%, due 1/27/21	1,711,500
390,000	6.875%, due 1/20/40	368,550
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21	767,627
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22	411,970
	Southwestern Energy Co.
1,325,000	4.10%, due 3/15/22	1,329,378
	Talisman Energy
685,000	6.25%, due 2/1/38	715,440
	Valero Energy Corp.
655,000	6.625%, due 6/15/37	777,385
	Weatherford International, Ltd.
800,000	4.50%, due 4/15/22	775,966
800,000	6.75%, due 9/15/40	772,532
		26,105,697
Other Telecommunications 2.8%
	AT&T, Inc.
1,000,000	5.50%, due 2/1/18	1,100,441
1,500,000	3.00%, due 2/15/22	1,493,935
600,000	3.40%, due 5/15/25	584,782
1,200,000	4.50%, due 5/15/35	1,141,261
2,500,000	4.80%, due 6/15/44	2,390,102
		6,710,521
Paper 1.2%
	International Paper Co.
900,000	4.75%, due 2/15/22	992,794
700,000	6.00%, due 11/15/41	789,915
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32	1,026,676
		2,809,385
Pharmaceuticals 1.3%
	AbbVie, Inc.
1,650,000	1.75%, due 11/6/17	1,656,910
100,000	4.40%, due 11/6/42	97,485
	Perrigo Co. Ltd.
500,000	4.00%, due 11/15/23	516,203
	Watson Pharmaceuticals, Inc.
775,000	1.875%, due 10/1/17	777,579
		3,048,177
Pipeline Transportation of Crude Oil 0.4%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25	492,059
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24	507,842
		999,901

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount		Value
Pipeline Transportation of Natural Gas 0.7%
	Williams Partners L.P.
$500,000	3.60%, due 3/15/22	$497,852
800,000	3.90%, due 1/15/25	789,754
500,000	5.10%, due 9/15/45	474,746
		1,762,352
Pipelines 2.7%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35	1,035,255
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20	646,193
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22	749,466
1,000,000	7.60%, due 2/1/24	1,223,183
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22	1,155,181
	Tennessee Gas Pipeline
725,000	7.50%, due 4/1/17	796,971
	Williams Companies, Inc.
600,000	7.50%, due 1/15/31	695,593
		6,301,842
Real Estate Investment Trusts 3.0%
	Boston Properties LP
1,400,000	4.125%, due 5/15/21	1,523,484
	Health Care Property
	Investors, Inc.
850,000	6.00%, due 1/30/17	914,611
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22	1,170,024
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17	658,113
	ProLogis
559,000	6.875%, due 3/15/20	659,731
	Ventas Realty LP
1,500,000	4.75%, due 6/1/21	1,648,902
500,000	3.75%, due 5/1/24	506,779
		7,081,644
Restaurants 0.3%
	Yum! Brands, Inc.
800,000	3.75%, due 11/1/21	822,440

Retail 2.0%
	CVS Caremark Corp.
1,268,000	5.75%, due 6/1/17	1,382,599
	Gap, Inc.
1,000,000	5.95%, due 4/12/21	1,151,899
	Macy’s Retail Holdings, Inc.
800,000	2.875%, due 2/15/23	787,638
400,000	6.70%, due 7/15/34	516,009
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44	993,514
		4,831,659
Scientific Instruments 0.4%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21	932,244

Software 1.4%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22	713,584
600,000	3.85%, due 6/1/25	609,440
	Jabil Circuit, Inc.
1,800,000	4.70%, due 9/15/22	1,872,000
		3,195,024
Technology 0.3%
	Tech Data Corp.
700,000	3.75%, due 9/21/17	724,138

Telecommunications 2.2%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20	1,487,156
	British Telecommunications PLC
855,000	9.625%, due 12/15/30 (c)	1,350,396
	Deutsche Telekom
	International Finance
345,000	8.75%, due 6/15/30 (c)	510,399
	Embarq Corp.
600,000	7.082%, due 6/1/16	632,456

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount		Value
Telecommunications 2.2% (continued)
	France Telecom SA
$575,000	5.375%, due 1/13/42	$638,333
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25	496,560
		5,115,300
Tobacco 1.0%
	Altria Group, Inc.
1,100,000	5.375%, due 1/31/44	1,183,226
	Lorillard Tobacco Co.
1,200,000	3.75%, due 5/20/23	1,202,714
		2,385,940
Toys and Games 0.4%
	Mattel, Inc.
820,000	5.45%, due 11/1/41	853,255

Transportation 1.7%
	Burlington Northern Santa Fe
475,000	4.70%, due 10/1/19	529,069
1,285,000	6.15%, due 5/1/37	1,654,314
	CSX Corp.
1,390,000	6.22%, due 4/30/40	1,782,543
		3,965,926
Transportation and Logistics 0.5%
	Fedex Corp.
1,000,000	4.00%, due 1/15/24	1,061,991

Travel and Lodging 0.3%
	Starwood Hotels &
	Resorts Worldwide
600,000	3.75%, due 3/15/25	588,558

Utilities 0.2%
	PSEG Power LLC
500,000	4.30%, due11/15/23	529,525

Utilities – Gas 0.3%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21	741,732

Waste Disposal 0.7%
	Republic Services, Inc.
1,450,000	5.00%, due 3/1/20	1,614,320

Wired Telecommunications Carriers 4.4%
	Verizon Communications, Inc.
3,112,000	2.625%, due 2/21/20	3,142,407
2,200,000	5.15%, due 9/15/23	2,461,175
3,950,000	6.55%, due 9/15/43	4,815,046
		10,418,628
Wireless Telecommunications Services 0.4%
	Vodafone Group PLC
1,000,000	2.95%, due 2/19/23	942,537

Total Corporate Bonds
(cost $195,020,163)		201,460,162

SOVEREIGN BONDS 10.7%
	Federal Republic of Brazil
550,000	6.00%, due 1/17/17	590,700
500,000	4.875%, due 1/22/21	532,500
2,040,000	7.125%, due 1/20/37	2,453,100
	Republic of Colombia
1,000,000	7.375%, due 3/18/19	1,177,500
890,000	7.375%, due 9/18/37	1,158,112
	Republic of Italy
1,100,000	5.375%, due 6/12/17	1,188,250
1,050,000	6.875%, due 9/27/23	1,348,147
	Republic of Panama
200,000	5.20%, due 1/30/20	222,000
750,000	6.70%, due 1/26/36	958,125
	Republic of Peru
1,050,000	6.55%, due 3/14/37	1,367,625
	Republic of Philippines
950,000	6.50%, due 1/20/20	1,135,250
2,125,000	5.00%, due 1/13/37	2,576,562
	Republic Of Turkey
1,300,000	7.50%, due 7/14/17	1,447,615
1,500,000	5.125%, due 3/25/22	1,594,500
1,950,000	6.00%, due 1/14/41	2,157,188

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount			Value
SOVEREIGN BONDS 10.7% (continued)
	Republic of Uruguay
$209,742	8.00%, due 11/18/22		$273,451
	United Mexican States
700,000	5.625%, due 1/15/17		751,100
1,684,000	3.625%, due 3/15/22		1,726,942
2,490,000	4.75%, due 3/8/44		2,521,748
			25,180,415
Total Sovereign Bonds
(cost $25,728,597)			25,180,415

U.S. GOVERNMENT
INSTRUMENTALITIES 2.4%
	U.S. Treasury Bonds
300,000	2.25%, due 11/15/24		304,265
5,250,000	2.875%, due 5/15/43		5,252,053
			5,556,318
Total U.S. Government Instrumentalities
(cost $5,464,612)			5,556,318

SHORT-TERM INVESTMENTS 0.5%
1,293,023	Invesco STIT – Treasury
	Portfolio – Institutional
	Class, 0.02% (b)		1,293,023
Total Short-Term Investments
(cost $1,293,023)			1,293,023
Total Investments
(cost $227,506,395)		98.9%	233,489,918
Other Assets less Liabilities		1.1%	2,610,330
TOTAL NET ASSETS		100.0%	$236,100,248

(a)	Variable rate security. Rate shown reflects the rate in effect as of May 31, 2015.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2015.
(c)	Step-up bond; the interest rate shown is the rate in effect as of May 31, 2015.

Country Allocation
Country	% of Net Assets

United States	76.4%
Brazil	4.0%
Mexico	3.9%
Turkey	2.2%
Canada	2.0%
United Kingdom	1.6%
Philippines	1.6%
Switzerland	1.3%
Spain	1.1%
Italy	1.1%
Luxembourg	1.0%
Colombia	1.0%
Peru	0.6%
France	0.6%
Panama	0.5%
Ireland	0.5%
Japan	0.3%
Netherlands	0.2%
Uruguay	0.1%
100.0%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2015
(Unaudited)

Principal Amount		Value
MORTGAGE-BACKED SECURITIES 103.1%

Commercial Mortgage-Backed Securities 2.2%
	Aventura Mall Trust
$800,000	3.867%, due 12/5/32, Series
	2013-AVM, Class A (a)(d)	$859,503
	Banc of America
45,426	5.898%, due 5/10/45, Series
	2006-2, Class AAB (a)	45,433
	Hilton USA Trust
1,300,000	2.662%, due 11/7/30, Series
	2013-HLT, Class AFX (d)	1,303,216
		2,208,152
Residential Mortgage-Backed Securities 10.0%
	American Residential Property Trust
1,000,000	1.936%, due 9/17/31, Series
	2014-SFR1, Class B (a)(d)	1,006,831
	Colony American Homes
2,937,532	1.40%, due 5/17/31, Series
	2014-1A, Class A (a)(d)	2,939,545
	Invitation Homes Trust
2,926,935	1.40%, due 12/17/30, Series
	2013-SFR1, Class A (a)(d)	2,937,182
3,000,000	1.685%, due 6/17/31,
	Series 2014-SFR1,
	Class B (a)(d)	3,007,264
		9,890,822
U.S. Government Agencies 90.9%
	FHLMC Pool
32,024	4.50%, due 5/1/20, #G18052	33,671
30,317	4.50%, due 3/1/21, #G18119	31,899
28,963	5.00%, due 3/1/21, #G18105	31,032
142,732	4.50%, due 5/1/21, #J01723	149,305
26,742	6.00%, due 6/1/21, #G18124	29,413
83,623	4.50%, due 9/1/21, #G12378	87,982
26,124	5.00%, due 11/1/21, #G18160	27,997
20,775	5.00%, due 2/1/22, #G12522	22,263
28,227	5.00%, due 2/1/22, #J04411	30,095
85,563	5.50%, due 3/1/22, #G12577	93,580
23,664	5.00%, due 7/1/22, #J05243	24,927
619,206	4.00%, due 3/1/26, #J14785	663,066
1,613,481	3.00%, due 11/1/26, #G18409	1,689,134
590,958	3.00%, due 6/1/27, #G14497	618,687
952,238	3.00%, due 12/1/29, #G18534	996,278
14,503	5.50%, due 5/1/35, #B31639	16,357
201,924	5.00%, due 8/1/35, #A36351	224,397
41,288	4.50%, due 9/1/35, #A37616	44,844
192,484	4.50%, due 10/1/35, #A37869	210,220
110,439	4.50%, due 10/1/35, #A38023	119,889
59,846	4.50%, due 10/1/35, #G01890	65,337
106,100	5.00%, due 10/1/35, #G01940	118,288
116,171	6.00%, due 1/1/36, #A42208	132,324
18,435	7.00%, due 1/1/36, #G02048	22,983
148,413	5.50%, due 2/1/36, #G02031	167,596
102,733	7.00%, due 8/1/36, #G08148	125,335
314,461	6.50%, due 9/1/36, #A54908	375,665
127,477	6.50%, due 11/1/36, #A54094	154,812
77,399	5.50%, due 2/1/37, #A57840	87,269
157,850	5.00%, due 5/1/37, #A60268	174,994
121,451	5.00%, due 6/1/37, #G03094	134,617
291,707	5.50%, due 6/1/37, #A61982	328,770
381,232	6.00%, due 6/1/37, #A62176	434,512
358,954	6.00%, due 6/1/37, #A62444	408,970
92,087	5.00%, due 7/1/37, #A63187	102,075
179,223	5.50%, due 8/1/37, #G03156	202,023
35,971	6.50%, due 8/1/37, #A70413	41,363
11,792	7.00%, due 8/1/37, #A70079	13,684
9,951	7.00%, due 9/1/37, #A65335	10,863
19,420	7.00%, due 9/1/37, #A65670	21,487
6,614	7.00%, due 9/1/37, #A65941	7,225
3,993	7.00%, due 9/1/37, #A66041	4,606
71,119	7.00%, due 9/1/37, #G03207	87,822
14,478	6.50%, due 11/1/37, #A68726	16,646
165,518	5.00%, due 2/1/38, #A73370	183,491
7,546	5.00%, due 2/1/38, #G03836	8,371
15,921	5.00%, due 3/1/38, #A73704	17,644

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount		Value
U.S. Government Agencies 90.9% (continued)
	FHLMC Pool (continued)
$167,548	5.00%, due 4/1/38, #A76335	$185,745
67,644	5.50%, due 4/1/38, #G04121	76,280
9,376	5.00%, due 5/1/38, #A77463	10,391
33,949	5.50%, due 5/1/38, #A77265	38,285
71,335	5.50%, due 5/1/38, #G04215	80,443
39,101	5.00%, due 6/1/38, #A77986	43,335
16,260	5.00%, due 6/1/38, #G04522	18,021
15,338	5.00%, due 7/1/38, #A79197	16,998
91,904	4.50%, due 9/1/38, #G04773	99,889
23,180	5.00%, due 9/1/38, #G04690	25,687
408,959	5.00%, due 10/1/38, #G04832	453,215
5,855	5.00%, due 11/1/38, #A82849	6,488
23,658	5.00%, due 12/1/38, #G05683	26,217
238,845	5.00%, due 2/1/39, #G05507	264,801
41,507	4.50%, due 4/1/39, #A85612	45,154
112,835	5.00%, due 5/1/39, #G08345	125,266
117,324	4.50%, due 9/1/39, #A88357	127,602
37,656	5.00%, due 9/1/39, #G05904	41,734
199,257	4.50%, due 11/1/39, #G05748	216,730
162,363	4.50%, due 12/1/39, #A90175	176,586
50,647	4.50%, due 4/1/40, #C03464	55,050
134,455	4.50%, due 5/1/40, #A92269	145,960
764,130	4.50%, due 5/1/40, #G06047	830,855
463,229	4.50%, due 6/1/40, #A92533	503,783
82,361	4.50%, due 6/1/40, #A92594	89,559
22,400	4.50%, due 8/1/40, #A93437	24,670
720,820	4.50%, due 8/1/40, #A93505	783,808
1,979,618	3.50%, due 1/1/41, #A96409	2,068,998
246,078	4.50%, due 1/1/41, #A96176	268,098
72,308	4.50%, due 2/1/41, #A97013	78,642
48,990	4.50%, due 4/1/41, #Q00285	53,295
711,801	4.50%, due 9/1/41, #C03701	774,089
142,638	3.50%, due 10/1/41, #Q04087	149,127
61,572	4.50%, due 11/1/41, #Q04699	67,140
179,361	3.50%, due 1/1/42, #Q05410	187,478
708,324	3.50%, due 2/1/42, #Q05996	740,668
427,349	3.50%, due 3/1/42, #G08479	446,821
1,809,299	3.50%, due 4/1/42, #Q07654	1,891,963
1,193,049	3.50%, due 5/1/42, #G08491	1,247,448
2,025,572	3.50%, due 6/1/42, #C09000	2,117,963
1,810,077	3.50%, due 6/1/42, #Q08641	1,892,341
17,275	3.50%, due 6/1/42, #Q08998	18,064
50,166	3.50%, due 7/1/42, #C09004	52,448
643,752	3.50%, due 8/1/42, #Q10324	673,524
60,206	3.00%, due 4/1/43, #V80025	61,088
296,173	3.00%, due 5/1/43, #Q18436	300,329
181,238	3.00%, due 6/1/43, #Q19697	183,786
692,954	3.50%, due 6/1/43, #V80161	723,877
23,443	3.50%, due 7/1/43, #Q19628	24,489
758,252	3.50%, due 7/1/43, #Q19914	796,650
668,098	3.00%, due 8/1/43, #G08540	677,493
373,375	3.00%, due 8/1/43, #Q20559	378,626
198,517	3.00%, due 8/1/43, #Q21026	201,348
820,254	3.50%, due 8/1/43, #Q21351	857,345
250,005	3.50%, due 8/1/43, #Q21435	261,135
107,107	3.50%, due 9/1/43, #G08545	111,876
834,370	3.50%, due 2/1/44, #Q24712	871,517
2,826,667	4.00%, due 8/1/44, #G08601	3,015,404
2,000,000	3.00%, due 5/1/45, #G08640	2,026,335
1,000,000	3.00%, due 5/1/45, #Q33337	1,013,168
	FHLMC TBA (b)
3,000,000	3.00%, due 6/15/43	3,035,975
	FNMA Pool
15,349	4.50%, due 10/1/20, #842732	16,087
85,185	3.00%, due 12/1/20, #MA0605	89,098
35,212	4.50%, due 12/1/20, #813954	37,029
16,010	4.50%, due 2/1/21, #845437	16,728
37,369	5.00%, due 2/1/21, #865191	39,927
13,994	5.00%, due 5/1/21, #879112	14,926
73,025	4.50%, due 7/1/21, #845515	76,322
1,476,314	3.00%, due 8/1/21, #AL0579	1,544,122
67,183	5.50%, due 10/1/21, #905090	71,784
151,530	3.00%, due 1/1/22, #MA0957	158,490
23,650	5.00%, due 2/1/22, #900946	25,262
The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount		Value
U.S. Government Agencies 90.9% (continued)
	FNMA Pool (continued)
$76,455	6.00%, due 2/1/22, #912522	$82,120
77,136	5.00%, due 6/1/22, #937709	82,380
37,899	5.00%, due 7/1/22, #938033	40,482
66,903	5.00%, due 7/1/22, #944887	70,249
284,595	5.50%, due 7/1/22, #905040	306,957
12,028	4.00%, due 7/1/25, #AE1318	12,802
12,323	4.00%, due 10/1/25, #AE1601	13,116
485,349	4.00%, due 12/1/25, #AH6058	516,820
353,893	4.00%, due 1/1/26, #AH3925	377,722
13,385	4.00%, due 1/1/26, #MA0624	14,248
45,224	4.00%, due 3/1/26, #AH8485	48,249
586,644	4.00%, due 5/1/26, #AH8174	625,945
66,926	3.00%, due 10/1/26, #AJ0049	70,000
26,800	3.00%, due 10/1/26, #AJ5474	28,047
88,908	3.00%, due 2/1/27, #AK4047	93,058
205,066	3.00%, due 4/1/27, #AB4997	214,699
673,661	3.00%, due 9/1/27, #AQ0333	705,294
101,238	4.50%, due 4/1/29, #MA0022	109,998
3,482	7.00%, due 8/1/32, #650101	4,220
50,074	4.50%, due 3/1/35, #814433	54,432
51,797	4.50%, due 4/1/35, #735396	56,694
21,428	4.50%, due 5/1/35, #822854	23,362
40,851	4.50%, due 7/1/35, #826584	44,627
4,749	5.00%, due 7/1/35, #833958	5,285
26,672	7.00%, due 7/1/35, #826251	30,555
45,890	4.50%, due 8/1/35, #835751	50,127
28,613	7.00%, due 9/1/35, #842290	33,800
17,685	4.50%, due 11/1/35, #256032	19,321
25,725	5.00%, due 12/1/35, #852482	28,651
10,908	7.00%, due 2/1/36, #865190	13,374
304,712	5.00%, due 5/1/36, #745515	339,369
7,505	5.00%, due 7/1/36, #888789	8,367
20,861	6.50%, due 7/1/36, #897100	25,251
13,529	7.00%, due 7/1/36, #887793	14,169
23,270	6.00%, due 8/1/36, #892925	26,562
71,195	6.50%, due 8/1/36, #878187	86,157
70,202	5.00%, due 9/1/36, #893621	78,188
90,084	5.50%, due 10/1/36, #831845	103,121
33,830	5.50%, due 10/1/36, #893087	38,274
35,400	6.00%, due 10/1/36, #897174	40,455
45,078	5.50%, due 12/1/36, #256513	50,983
1,660	6.50%, due 12/1/36, #920162	1,912
42,661	7.00%, due 1/1/37, #256567	50,629
109,745	5.50%, due 2/1/37, #256597	124,201
53,853	6.00%, due 2/1/37, #909357	61,519
3,289	7.00%, due 2/1/37, #915904	3,567
83,803	5.00%, due 3/1/37, #913007	93,151
77,703	5.50%, due 3/1/37, #256636	87,929
4,264	5.00%, due 4/1/37, #914599	4,740
283,426	5.50%, due 6/1/37, #918554	320,558
65,026	5.50%, due 6/1/37, #918705	73,545
325,107	6.00%, due 6/1/37, #888413	372,220
234,446	6.00%, due 6/1/37, #917129	268,315
35,314	7.00%, due 6/1/37, #256774	40,280
42,920	7.00%, due 6/1/37, #940234	50,806
25,448	5.00%, due 7/1/37, #944534	28,286
125,584	5.50%, due 10/1/37, #954939	142,037
38,300	6.00%, due 12/1/37, #965488	43,718
185,209	5.50%, due 2/1/38, #961691	209,473
77,131	5.00%, due 1/1/39, #AA0835	85,734
20,874	5.00%, due 1/1/39, #AA0840	23,202
1,105	5.00%, due 1/1/39, #AA0862	1,228
126,952	5.00%, due 3/1/39, #930635	141,145
3,154	5.00%, due 3/1/39, #930760	3,506
15,954	5.00%, due 3/1/39, #995948	17,733
3,892	5.00%, due 3/1/39, #AA4461	4,326
18,848	4.00%, due 4/1/39, #AA0777	20,127
66,040	4.50%, due 4/1/39, #AA4590	71,909
141,926	5.00%, due 4/1/39, #930871	157,766
105,088	5.00%, due 4/1/39, #930992	116,809
80,919	5.00%, due 4/1/39, #995930	89,944
308,865	4.50%, due 6/1/39, #AA7681	335,784
110,855	5.00%, due 6/1/39, #995896	123,220
222,758	4.50%, due 7/1/39, #AE8152	241,957

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount		Value
U.S. Government Agencies 90.9% (continued)
	FNMA Pool (continued)
$78,721	5.00%, due 7/1/39, #995895	$87,501
476,353	4.50%, due 8/1/39, #931837	519,579
381,351	5.00%, due 8/1/39, #AC3221	424,037
1,312,852	4.00%, due 12/1/39, #AE0215	1,402,919
134,178	4.50%, due 12/1/39, #932324	146,348
21,410	4.50%, due 2/1/40, #AC8494	23,353
69,708	4.50%, due 2/1/40, #AD1045	76,014
70,595	4.50%, due 2/1/40, #AD2832	77,009
30,588	5.00%, due 3/1/40, #AB1186	34,010
1,572,451	5.00%, due 5/1/40, #AD6374	1,748,402
21,486	5.00%, due 6/1/40, #AD8058	23,911
250,953	5.00%, due 7/1/40, #AD4634	279,277
318,098	5.00%, due 7/1/40, #AD4994	353,972
24,704	5.00%, due 7/1/40, #AD7565	27,487
175,849	4.50%, due 8/1/40, #890236	191,770
720,132	4.50%, due 8/1/40, #AD8035	784,184
117,672	4.50%, due 8/1/40, #AD8397	128,304
227,675	4.00%, due 9/1/40, #AE4311	243,575
27,391	4.00%, due 9/1/40, #AE4312	29,309
509,835	4.50%, due 9/1/40, #AE1500	555,192
63,934	4.00%, due 10/1/40, #AE4124	68,433
224,986	4.00%, due 10/1/40, #AE6057	241,105
18,003	4.00%, due 11/1/40, #AE5156	19,292
93,770	4.50%, due 11/1/40, #AE5162	102,294
421,176	4.00%, due 12/1/40, #MA0583	451,288
123,421	4.00%, due 1/1/41, #AE4583	132,248
181,143	4.00%, due 2/1/41, #AH3200	194,074
318,238	4.50%, due 3/1/41, #AH7009	347,212
1,164,763	4.50%, due 4/1/41, #AH9054	1,270,490
38,121	4.50%, due 5/1/41, #AI1364	41,608
227,111	4.50%, due 5/1/41, #AI1888	247,683
1,491,102	4.50%, due 5/1/41, #AL0160	1,626,670
146,500	4.50%, due 6/1/41, #AI4815	159,758
15,493	4.00%, due 8/1/41, #AI8218	16,577
20,618	4.50%, due 9/1/41, #AH3865	22,510
69,553	4.50%, due 9/1/41, #AI4050	75,921
19,809	4.50%, due 9/1/41, #AJ0729	21,632
187,734	4.00%, due 10/1/41, #AJ4052	201,187
249,988	4.00%, due 11/1/41, #AJ4668	266,922
475,814	4.00%, due 11/1/41, #AJ5643	508,455
155,456	4.00%, due 12/1/41, #AJ3097	166,436
301,897	4.00%, due 4/1/42, #MA1028	323,383
1,740,132	3.50%, due 7/1/43, #AB9774	1,821,109
1,830,644	3.00%, due 8/1/43, #AU3363	1,859,568
31,776	4.00%, due 9/1/43, #AU6009	34,081
35,877	4.00%, due 9/1/43, #AU8524	38,494
845,397	4.00%, due 6/1/44, #AW4979	902,755
939,855	4.00%, due 9/1/44, #AS3392	1,004,469
33,611	4.00%, due 9/1/44, #AX4209	35,917
33,753	4.00%, due 10/1/44, #AW8456	36,062
951,584	4.00%, due 11/1/44, #AS3903	1,017,329
880,770	4.00%, due 11/1/44, #AS3906	941,459
	FNMA TBA (b)
6,000,000	3.50%, due 6/15/41	6,271,873
7,000,000	3.00%, due 6/15/42	7,098,028
	GNMA Pool
18,688	7.00%, due 9/15/35, #647831	21,564
72,239	5.00%, due 10/15/35, #642220	81,367
56,325	5.00%, due 11/15/35, #550718	63,232
72,224	5.50%, due 11/15/35, #650091	82,681
30,206	5.50%, due 12/15/35, #646307	34,247
52,633	5.50%, due 4/15/36, #652534	60,182
45,187	6.50%, due 6/15/36, #652593	53,746
24,726	5.50%, due 7/15/36, #608993	28,255
67,118	6.50%, due 10/15/36, #646564	76,787
41,102	6.00%, due 11/15/36, #617294	46,782
93,610	6.50%, due 12/15/36, #618753	107,057
69,922	5.50%, due 2/15/37, #658419	79,876
182,059	6.00%, due 4/15/37, #668411	208,823
181,234	5.00%, due 8/15/37, #6714633	202,370
106,531	6.00%, due 10/15/37, #664379	122,157
20,055	5.50%, due 8/15/38, #677224	22,729
91,585	5.50%, due 8/15/38, #691314	103,797
3,957	5.50%, due 12/15/38, #705632	4,503

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount			Value
U.S. Government Agencies 90.9% (continued)
	GNMA Pool (continued)
$648,620	4.50%, due 5/15/39, #717066		$711,562
16,839	5.50%, due 6/15/39, #714262		19,095
583,045	5.50%, due 6/15/39, #714720		660,783
558,839	4.50%, due 7/15/39, #720160		612,280
1,530,403	5.00%, due 9/15/39, #726311		1,711,660
11,625	5.50%, due 1/15/40, #723631		13,183
17,259	5.50%, due 2/15/40, #680537		19,560
			90,334,242
Total Mortgage-Backed Securities
(cost $98,654,735)			102,433,216

Shares
SHORT-TERM INVESTMENTS 13.2%
9,904,257	Fidelity Institutional
	Money Market Government
	Portfolio – Class I, 0.01% (c)		$9,904,257
3,218,841	Invesco STIT – Treasury
	Portfolio – Institutional
	Class, 0.02% (c)		3,218,841

Total Short-Term Investments
(cost $13,123,098)			13,123,098
Total Investments
(cost $111,777,833)		116.3%	115,556,314
Liabilities less Other Assets		(16.3)%	(16,183,612)
TOTAL NET ASSETS		100.0%	$99,372,702

(a)	Variable rate security. Rate shown reflects the rate in effect as of May 31, 2015.
(b)	Security purchased on a when-issued basis. As of May 31, 2015, the total cost of investments purchased on a when-issued basis was $16,295,781 or 16.4% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of May 31, 2015.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2015, the value of these investments was $12,053,541 or 12.1% of total net assets.

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2015
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Assets:
Investments in securities, at value (cost $227,506,395 and $111,777,833, respectively)	$233,489,918	$115,556,314
Receivable for fund shares sold	360,033	55,442
Interest receivable	2,811,187	247,213
Due from investment adviser (Note 4)	2,222	10,624
Prepaid expenses	19,207	15,385
Total assets	236,682,567	115,884,978

Liabilities:
Payable for securities purchased	—	16,295,781
Payable for fund shares redeemed	492,855	155,798
Administration fees	14,589	10,342
Custody fees	5,292	6,021
Transfer agent fees and expenses	23,863	11,370
Fund accounting fees	23,212	16,366
Audit fees	8,670	8,670
Chief Compliance Officer fee	1,896	1,752
Accrued expenses	11,942	6,176
Total liabilities	582,319	16,512,276
Net Assets	$236,100,248	$99,372,702

Net Assets Consist of:
Paid-in capital	$229,704,000	$96,599,601
Undistributed net investment income/(loss)	94,402	(97,408)
Accumulated net realized gain/(loss) on investments	318,323	(907,972)
Net unrealized appreciation on investments	5,983,523	3,778,481
Net Assets	$236,100,248	$99,372,702

Net Asset Value, Offering Price and Redemption Price Per Share	$9.41	$9.81

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	25,080,636	10,125,242

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2015
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Investment Income:
Interest	$4,671,089	$1,247,136
Total investment income	4,671,089	1,247,136

Expenses:
Fund accounting fees (Note 4)	52,367	37,613
Transfer agent fees and expenses (Note 4)	44,868	21,803
Administration fees (Note 4)	33,010	23,601
Registration fees	12,678	11,585
Custody fees (Note 4)	10,476	13,914
Audit fees	9,506	9,507
Trustees’ fees	5,363	4,714
Reports to shareholders	4,618	2,127
Chief Compliance Officer fee (Note 4)	4,607	4,661
Legal fees	4,464	3,595
Insurance	1,510	492
Miscellaneous	4,803	2,537
Total expenses	188,270	136,149
Less: Expense reimbursement from adviser (Note 4)	(8,534)	(63,021)
Net expenses	179,736	73,128
Net investment income	4,491,353	1,174,008

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	392,333	335,508
Net change in unrealized appreciation/(depreciation) on investments	(3,141,923)	(242,645)
Net gain/(loss) on investments	(2,749,590)	92,863
Net increase in net assets resulting from operations	$1,741,763	$1,266,871

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	BBB		MBS
	Bond Fund		Bond Fund
	Six Months		Six Months
	Ended		Ended
	May 31, 2015	Year Ended	May 31, 2015	Year Ended
	(Unaudited)	Nov. 30, 2014	(Unaudited)	Nov. 30, 2014
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$4,491,353	$9,325,869	$1,174,008	$2,731,106
Net realized gain on investments	392,333	1,244,224	335,508	576,924
Net change in unrealized appreciation/(depreciation)
on investments	(3,141,923)	10,030,150	(242,645)	1,356,991
Net increase in net assets
resulting from operations	1,741,763	20,600,243	1,266,871	4,665,021

Distributions Paid to Shareholders:
Distributions from net investment income	(4,546,783)	(9,328,231)	(1,372,406)	(3,053,904)
Distributions from net realized gains on investments	(1,225,464)	(9,477,507)	—	—
Total distributions	(5,772,247)	(18,805,738)	(1,372,406)	(3,053,904)

Capital Share Transactions:
Net proceeds from shares sold	24,859,715	48,004,132	12,762,875	15,852,500
Distributions reinvested	2,187,956	4,923,178	702,065	1,260,531
Payment for shares redeemed	(26,650,469)	(84,065,851)	(11,332,031)	(18,818,241)
Net increase/(decrease) in net assets
from capital share transactions	397,202	(31,138,541)	2,132,909	(1,705,210)
Total increase/(decrease) in net assets	(3,633,282)	(29,344,036)	2,027,374	(94,093)

Net Assets, Beginning of Period	239,733,530	269,077,566	97,345,328	97,439,421
Net Assets, End of Period	$236,100,248	$239,733,530	$99,372,702	$97,345,328
Includes Undistributed Net Investment Income/(Loss) of	$94,402	$149,832	$(97,408)	$100,990

Transactions in Shares:
Shares sold	2,609,242	5,078,035	1,296,385	1,626,200
Shares issued on reinvestment of distributions	230,161	531,782	71,441	130,029
Shares redeemed	(2,800,806)	(8,952,372)	(1,154,320)	(1,943,413)
Net increase/(decrease) in shares outstanding	38,597	(3,342,555)	213,506	(187,184)

The accompanying notes are an integral part of these financial statements.

PIA Funds
BBB BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2015		Year Ended November 30,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.57		$9.48	$10.41	$10.18	$10.14	$9.70

Income From Investment Operations:
Net investment income	0.18		0.37	0.39	0.46	0.53	0.54
Net realized and unrealized gain/(loss)
on investments and swap contracts	(0.11)		0.43	(0.64)	0.77	0.05	0.44
Total from investment operations	0.07		0.80	(0.25)	1.23	0.58	0.98

Less Distributions:
Distributions from net investment income	(0.18)		(0.37)	(0.39)	(0.46)	(0.54)	(0.54)
Distributions from net realized gains on investments	(0.05)		(0.34)	(0.29)	(0.54)	—	—
Total distributions	(0.23)		(0.71)	(0.68)	(1.00)	(0.54)	(0.54)

Net asset value, end of period	$9.41		$9.57	$9.48	$10.41	$10.18	$10.14

Total Return	0.71	%++	8.85%	-2.49%	12.89%	5.88%	10.33%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$236,100		$239,734	$269,078	$382,911	$273,938	$337,421
Ratio of expenses to average net assets:
Net of expense reimbursement	0.15	%+	0.02%*	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.16	%+	0.15%	0.14%	0.13%	0.13%	0.12%
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.74	%+	3.86%	3.99%	4.61%	5.13%	5.41%
Before expense reimbursement	3.73	%+	3.73%	3.85%	4.48%	5.00%	5.29%
Portfolio turnover rate	10	%++	18%	47%	75%	58%	45%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
*	Effective October 1, 2014, the expense cap increased from 0.00% to 0.15%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
MBS BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2015		Year Ended November 30,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.82		$9.65	$10.04	$9.99	$10.14	$10.14

Income From Investment Operations:
Net investment income	0.12		0.29	0.15	0.19	0.28	0.32
Net realized and unrealized gain/(loss) on investments	0.01		0.20	(0.23)	0.14	0.13	0.11
Total from investment operations	0.13		0.49	(0.08)	0.33	0.41	0.43

Less Distributions:
Distributions from net investment income	(0.14)		(0.32)	(0.24)	(0.26)	(0.35)	(0.34)
Distributions from net realized gains on investments	—		—	(0.07)	(0.02)	(0.21)	(0.09)
Total distributions	(0.14)		(0.32)	(0.31)	(0.28)	(0.56)	(0.43)

Net asset value, end of period	$9.81		$9.82	$9.65	$10.04	$9.99	$10.14

Total Return	1.31	%++	5.17%	-0.74%	3.37%	4.32%	4.37%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$99,373		$97,345	$97,439	$184,502	$148,370	$122,332
Ratio of expenses to average net assets:
Net of expense reimbursement	0.15	%+	0.03%*	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.28	%+	0.29%	0.22%	0.17%	0.18%	0.19%
Ratio of net investment income to average net assets:
Net of expense reimbursement	2.41	%+	2.94%	1.65%	1.90%	2.83%	3.22%
Before expense reimbursement	2.28	%+	2.68%	1.43%	1.73%	2.65%	3.03%
Portfolio turnover rate	107	%++	160%	290%	278%	122%	388%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
*	Effective October 1, 2014, the expense cap increased from 0.00% to 0.15%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2015
(Unaudited)

Note 1 – Organization
The PIA BBB Bond Fund and the PIA MBS Bond Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Ratings Services, the Baa category by Moody’s Investors Services, Inc. or the BBB category by Fitch Ratings, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Barclays U.S. MBS Fixed Rate Index.  The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively.  Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has

PIA Funds
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 – 2014, or expected to be taken in the Funds’ 2015 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2015, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

PIA Funds
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

All foreign securities owned by the BBB Bond Fund are U.S. dollar denominated.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2015:

BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$201,460,162	$—	$201,460,162
Sovereign Bonds	—	25,180,415	—	25,180,415
U.S. Government
Instrumentalities	—	5,556,318	—	5,556,318
Total Fixed Income	—	232,196,895	—	232,196,895
Short-Term Investments	1,293,023	—	—	1,293,023
Total Investments	$1,293,023	$232,196,895	$—	$233,489,918

PIA Funds
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities	$—	$2,208,152	$—	$2,208,152
Residential Mortgage-Backed Securities	—	9,890,822	—	9,890,822
Mortgage-Backed Securities –
U.S. Government Agencies	—	90,334,242	—	90,334,242
Total Fixed Income	—	102,433,216	—	102,433,216
Short-Term Investments	13,123,098	—	—	13,123,098
Total Investments	$13,123,098	$102,433,216	$—	$115,556,314

Refer to the Funds’ schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2015, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.  The Funds held no level 3 securities during the six months ended May 31, 2015.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses.  PIA has voluntarily agreed to limit the total expenses of each Fund to an annual rate of 0.15% of the Fund’s average daily net assets through at least March 29, 2016.  The Adviser may not recoup expense reimbursements in future periods.  For the six months ended May 31, 2015, the Adviser absorbed Fund expenses in the amount of $8,534 and $63,021 for the BBB Bond Fund and the MBS Bond Fund, respectively.

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of USBFS and U.S. Bank N.A.

PIA Funds
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

Certain officers of the Funds are employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

For the six months ended May 31, 2015, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	BBB Bond Fund	MBS Bond Fund
Administration	$33,010	$23,601
Fund Accounting	52,367	37,613
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	40,380	19,294
Custody	10,476	13,914
Chief Compliance Officer	4,607	4,661

At May 31, 2015, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	BBB Bond Fund	MBS Bond Fund
Administration	$14,589	$10,342
Fund Accounting	23,212	16,366
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	20,468	9,579
Custody	5,292	6,021
Chief Compliance Officer	1,896	1,752

Note 5 – Purchases and Sales of Securities
	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$16,080,395	$18,115,900	$7,596,589	$4,883,998
MBS Bond Fund	—	317,732	111,253,984	112,905,134

Note 6 – Line of Credit
The BBB Bond Fund has a line of credit in the amount of $18,400,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the BBB Bond Fund’s custodian, U.S. Bank N.A.  During the six months ended May 31, 2015, the Fund did not draw upon its line of credit.

PIA Funds
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

Note 7 – Federal Income Tax Information
Net investment income and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the six months ended May 31, 2015 and the year ended November 30, 2014 was as follows:

	BBB Bond Fund		MBS Bond Fund
	May 31, 2015	Nov. 30, 2014	May 31, 2015	Nov. 30, 2014
Ordinary income	$4,546,783	$9,326,484	$1,372,406	$3,053,904
Long-term capital gains	1,225,464	9,479,254	—	—

As of November 30, 2014, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund
Cost of investments (a)	$226,763,357	$113,533,550
Gross unrealized appreciation	11,802,043	4,110,595
Gross unrealized depreciation	(2,749,945)	(89,469)
Net unrealized appreciation (a)	9,052,098	4,021,126
Undistributed ordinary income	149,833	100,990
Undistributed long-term capital gain	1,224,801	—
Total distributable earnings	1,374,634	100,990
Other accumulated gains/(losses)	—	(1,243,480)
Total accumulated earnings/(losses)	$10,426,732	$2,878,636

(a)
The difference between book-basis and tax-basis net unrealized appreciation in the BBB Bond Fund is attributable primarily to wash sales.  The book-basis and tax-basis net unrealized appreciation is the same in the MBS Bond Fund.

At November 30, 2014, the MBS Bond Fund had tax short-term capital losses of $423,105 and tax long-term capital losses of $820,375 which may be carried over indefinitely to offset future gains.

PIA Funds
Notice to Shareholders – May 31, 2015
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Approval of Investment Advisory Agreements
(Unaudited)

At a meeting held on December 2-4, 2014, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) for another annual term for the PIA BBB Bond Fund, PIA MBS Bond Fund and PIA High Yield (MACS) Fund, which had not yet commenced operations at the time of this meeting (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 15-16, 2014, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of July 31, 2014 on both an absolute basis and in comparison to appropriate securities benchmarks and their peer funds utilizing Lipper and Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as their level of risk tolerance, may differ significantly from funds in the peer universe.  The Board noted that the PIA High Yield (MACS) Fund had not yet commenced operations.

PIA BBB Bond Fund:  The Board noted that the BBB Bond Fund’s performance, with regard to its Lipper comparative universe, was above the peer group median and average for the one-year, five-year and ten-year periods, and above the peer group median but below the peer group average for the three-year period.

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

The Board noted that the BBB Bond Fund’s performance, with regard to its Morningstar comparative universe, was above the peer group median and average for the one-year and ten-year periods, the same as the peer group median and below the peer group average for the three-year period, and below the peer group median and above the peer group average for the five-year period.

The Board also reviewed the performance of the Fund against a broad-based securities market benchmark.

PIA MBS Bond Fund: The Board noted that the MBS Bond Fund’s performance, with regard to its Lipper comparative universe, was above the peer group median and below the peer group average for the one-year period, below the peer group median and average for the three-year and five-year periods and above the peer group median and average for the since inception period.

The Board noted that the MBS Bond Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for all relevant periods.
The Board also reviewed the performance of the Fund against a broad-based securities market benchmark.
3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Adviser, as well as expense waivers and reimbursements.  The Board also considered that the Adviser does not manage any separate accounts with a similar strategy to that of the BBB Bond Fund and MBS Bond Fund.

PIA BBB Bond Fund:  The Board noted that the Adviser has temporarily agreed, through at least March 29, 2016, to maintain a minimal annual expense ratio for the Fund of 0.15%.  The Board noted that the Fund’s total expense ratio was significantly below its peer group median and average.  The Board noted that the Adviser does not charge management fees to the BBB Bond Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the BBB Bond Fund.

PIA MBS Bond Fund:  The Board noted that the Adviser has temporarily agreed, through at least March 29, 2016, to maintain a minimal annual expense ratio for the Fund of 0.15%.  The Board noted that the Fund’s total expense ratio was significantly below its peer group median and average.  The Board noted that the Adviser does not charge management fees to the MBS Bond Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the MBS Bond Fund.

PIA High Yield (MACS) Fund:  The Board noted that the Adviser has agreed once the Fund is launched, through at least March 29, 2016, to maintain a minimal annual expense ratio for the Fund of 0.15%.  The Board noted that the Fund’s total expense ratio would be significantly below its peer group median and average.  The Board noted that the Adviser will not charge management fees to the Fund.  The Board recognized that clients of the Adviser will pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the Fund.

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board noted that since the Adviser does not charge a management fee to the Funds, and has temporarily agreed to absorb all but 0.15% of the Funds’ ordinary operating expenses, it did not appear that there were any additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, including the advisory fees it received from the wrap programs and other advisory accounts associated with assets invested in the Funds.  The Board also considered that the Funds do not charge any Rule 12b-1 fees or utilize “soft dollars.”  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the PIA BBB Bond Fund, PIA MBS Bond and PIA High Yield (MACS) Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements for the PIA BBB Bond Fund, PIA MBS Bond and PIA High Yield (MACS) Fund would be in the best interests of the Funds and their shareholders.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA Short-Term
Securities Fund

Semi-Annual Report

May 31, 2015

PIA Short-Term Securities Fund

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six month fiscal period December 1, 2014 through May 31, 2015 regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.

For the six months ended May 31, 2015, the total return for the Fund, including the reinvestment of dividends and capital gains, was 0.60%.

The Fund’s return was higher than the Fund’s benchmark index, the BofA Merrill Lynch 1-Year U.S. Treasury Note Index, which returned 0.10% for the same period.  The Fund’s total return is net of 0.39% in Fund fees and expenses for the six months ended May 31, 2015, compared to the benchmark index, which does not incur fees and expenses.  As stated in the current prospectus, the Fund’s gross expense ratio is 0.40%.

PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 0.39% of the Fund’s average daily net assets through at least March 28, 2016.

During the six month period ended May 31, 2015, the Fund had a neutral duration position and a more barbelled structure, relative to the Fund’s benchmark index.  The Fund had a well-diversified allocation to investment grade corporate bonds, with maturities less than three years, which added yield to the portfolio.  The Fund was overweight in short average life/floating rate government mortgage-backed securities, which provided the portfolio with a more defensive positioning as short-term interest rates rose.  In addition, the portfolio had an allocation to floating rate private mortgage-backed securities, with enough credit support to carry a AAA or AA rating on the security, which also added yield to the portfolio, while providing support from potentially higher short-term interest rates in the future.

Bond Market in Review

The gross domestic product’s (“GDP”) quarter over quarter rate of growth was -0.2% for the first quarter of 2015, lower than the 2.2% during the fourth quarter of 2014.  With the unemployment rate at 5.5% and inflation under control, aided by the decline in oil prices, the U.S. Federal Reserve Board maintained its easier monetary policy by keeping the federal funds rate close to zero.  Inflation, as measured by the Consumer Price Index, was 0% year over year as of May 2015.  All this economic data, along with fears about Greece exiting the Euro are likely to cause the U.S. Federal Reserve Board to start raising interest rates by year end, instead of September, as many market participants believe.

Yields on 2-year and 5-year Treasury notes rose by 14 basis points (“bps”) and 1 bps, respectively, from November 30, 2014 to May 31, 2015.  Yields on 30-year Treasury bonds decreased by 1 bps during the same period.  Inflation being under control, as well as the decline in oil prices, the strengthening of the U.S. dollar and geopolitical uncertainties, all contributed to the modest flattening of the yield curve.

Spreads on BBB rated bonds over Treasuries increased during the period from 164 bps to 178 bps.  Option adjusted spreads on fixed rate agency mortgage-backed securities fell from 29 bps to 18 bps, as their average life decreased from 6.7 years to 6.5 years.

1

PIA Short-Term Securities Fund

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the six month period ended May 31, 2015.  We look forward to reporting to you again with the annual report dated November 30, 2015.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

Diversification does not assure a profit or protect against risk in a declining market.

The BofA Merrill Lynch 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA Short-Term Securities Fund
Expense Example – May 31, 2015
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Short-Term Securities Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/14 –5/31/15).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.39% per the operating expenses limitation agreement for the Fund.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/14	Value 5/31/15	Period 12/1/14 – 5/31/15*
Actual	$1,000.00	$1,006.00	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$1.97

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the Fund is 0.39%.

3

PIA Short-Term Securities Fund
Allocation of Portfolio Assets – May 31, 2015
(Unaudited)

Investments by Type
As a Percentage of Total Investments

4

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2015
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 46.4%

Agricultural Equipment 0.6%
	John Deere Capital Corp.
$1,000,000	0.75%, due 1/22/16	$1,001,700

Agriculture 0.6%
	Bunge Limited
1,000,000	4.10%, due 3/15/16	1,021,139

Autos 4.0%
	American Honda Finance Corp.
1,250,000	1.125%, due 10/7/16	1,256,539
	Daimler Finance
	North America LLC
1,200,000	1.45%, due 8/1/16 (a)	1,207,559
	Ford Motor Credit Co. LLC
1,000,000	1.70%, due 5/9/16	1,005,968
	Hyundai Capital America, Inc.
1,000,000	1.45%, due 2/6/17 (a)	999,448
	Volkswagen Group of
	America Finance LLC
1,500,000	0.652%, due 5/23/17 (a) (b)	1,500,528
	Volkswagen International
	Finance N.V.
500,000	1.125%, due 11/18/16 (a)	501,386
		6,471,428
Banks 5.0%
	Bank of New York Mellon
1,300,000	2.95%, due 6/18/15	1,301,382
	BB&T Corp.
1,000,000	5.20%, due 12/23/15	1,023,876
	Fifth Third Bank
1,200,000	1.15%, due 11/18/16	1,202,371
	KeyBank NA
1,200,000	1.10%, due 11/25/16	1,201,608
	PNC Bank NA
1,600,000	0.578%, due 8/1/17 (b)	1,597,772
	Suntrust Banks, Inc.
750,000	3.60%, due 4/15/16	765,581
	Toronto Dominion Bank
1,250,000	1.50%, due 9/9/16	1,260,768
		8,353,358
Biotechnology 0.4%
	Amgen, Inc.
700,000	2.30%, due 6/15/16	709,829

Brokers 1.4%
	Goldman Sachs Group, Inc.
1,300,000	2.90%, due 7/19/18	1,338,997
	Morgan Stanley
1,000,000	5.75%, due 10/18/16	1,062,302
		2,401,299
Cable/Satellite 0.5%
	Direct TV Holdings
800,000	3.50%, due 3/1/16	815,495
Chemicals 1.5%
	Dow Chemical Co.
1,200,000	2.50%, due 2/15/16	1,214,894
	Eastman Chemical Co.
700,000	3.00%, due 12/15/15	708,399
	Ecolab, Inc.
565,000	3.00%, due 12/8/16	581,046
		2,504,339
Commercial and Service Industry
Machinery Manufacturing 0.3%
	KLA-Tencor Corp.
500,000	2.375%, due 11/1/17	506,714

Commercial Finance 1.3%
	Air Lease Corp.
800,000	4.50%, due 1/15/16	817,000
	Gatx Corp.
1,280,000	1.25%, due 3/4/17	1,276,393
		2,093,393
The accompanying notes are an integral part of these financial statements.

5

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount		Value
Communications Equipment 0.6%
	L-3 Communications Corp.
$1,000,000	1.50%, due 5/28/17	$992,372

Computer and Peripheral
Equipment Manufacturing 1.2%
	Siemens Financial Services
2,000,000	1.45%, due 5/25/18 (a)	2,002,786

Computer Equipment 0.3%
	Cisco Systems, Inc.
500,000	1.10%, due 3/3/17	502,747

Construction Materials Manufacturing 0.6%
	Martin Marietta Materials, Inc.
1,000,000	1.373%, due 6/30/17 (b)	997,222

Consumer Finance 0.8%
	American Express Credit
1,300,000	1.75%, due 6/12/15	1,300,460

Data Processing, Hosting,
and Related Services 0.6%
	Fidelity National
	Information Services
1,000,000	1.45%, due 6/5/17	1,000,628

Drugs and Druggists’ Sundries
Merchant Wholesalers 0.6%
	Actavis Funding SCS
1,000,000	1.85%, due 3/1/17	1,006,116

Electric Utilities 0.4%
	Dominion Resources, Inc.
700,000	1.95%, due 8/15/16	708,051

Electrical Equipment 0.6%
	Tyco International Group SA
1,000,000	3.375%, due 10/15/15	1,009,323

Electrical Equipment Manufacturing 0.9%
	Amphenol Corp.
1,430,000	1.55%, due 9/15/17	1,435,337

Finance 0.5%
	SLM Corp.
831,000	6.25%, due 1/25/16	852,814

Financial Services 0.6%
	Principal Life
	Global Funding II
1,000,000	1.50%, due 9/11/17 (a)	1,005,298

Food 1.8%
	Conagra Foods, Inc.
930,000	1.30%, due 1/25/16	931,926
	Kraft Foods Group, Inc.
1,200,000	1.625%, due 6/4/15	1,200,040
	Kroger Co.
800,000	1.20%, due 10/17/16	802,302
		2,934,268
Food and Beverage 1.5%
	Anheuser-Busch InBev
	Finance Inc.
500,000	1.125%, due 1/27/17	504,195
	Pepsico, Inc.
1,300,000	0.70%, due 8/13/15	1,300,570
	Wm. Wrigley Jr. Co.
700,000	1.40%, due 10/21/16 (a)	702,650
		2,507,415
Grocery and Related Product
Merchant Wholesalers 0.9%
	Sysco Corp.
1,440,000	1.45%, due 10/2/17	1,446,816

Health Care 0.6%
	McKesson Corp.
1,000,000	0.95%, due 12/4/15	1,001,290

Healthcare Facilities and Services 0.9%
	Express Scripts Holding Co.
1,430,000	1.25%, due 6/2/17	1,427,385

The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount		Value
Home Improvement 0.5%
	Whirlpool Corp.
$800,000	1.35%, due 3/1/17	$801,605

Insurance 1.8%
	Metropolitan Life
	Global Funding I
2,000,000	0.651%, due 4/10/17 (a) (b)	2,007,452
	Prudential Financial Inc.
950,000	4.75%, due 9/17/15	961,368
		2,968,820
Lessors of Real Estate 0.3%
	Arc Properties Operating
500,000	2.00%, due 2/6/17	490,000

Machinery Manufacturing 0.6%
	Caterpillar Financial Services
1,000,000	1.25%, due 8/18/17	1,004,720

Manufacturing 0.3%
	ITT Corp.
485,000	7.375%, due 11/15/15	498,693

Media 0.6%
	Time Warner, Inc.
985,000	3.15%, due 7/15/15	987,906

Medical Equipment 0.3%
	Baxter International, Inc.
450,000	0.95%, due 6/1/16	450,788

Medical Equipment and
Supplies Manufacturing 1.8%
	Becton Dickinson & Co.
500,000	1.45%, due 5/15/17	501,361
1,450,000	1.80%, due 12/15/17	1,461,019
	Zimmer Holdings, Inc.
1,000,000	2.00%, due 4/1/18	1,008,041
		2,970,421
Metals and Mining 1.7%
	Freeport-McMoRan, Inc.
500,000	2.30%, due 11/14/17	501,027
	Glencore Funding LLC
1,000,000	1.70%, due 5/27/16 (a)	1,002,882
	Rio Tinto Finance USA Ltd.
1,300,000	1.875%, due 11/2/15	1,306,465
		2,810,374
Navigational, Measuring,
Electromedical, and Control
Instruments Manufacturing 0.9%
	Harris Corp.
1,000,000	1.999%, due 4/27/18	1,003,278
	Medtronic, Inc.
500,000	1.50%, due 3/15/18 (a)	501,261
		1,504,539
Office Equipment 0.6%
	Xerox Corp.
1,000,000	2.95%, due 3/15/17	1,028,210
Oil and Gas 0.4%
	Anadarko Petroleum Corp.
700,000	5.95%, due 9/15/16	742,082

Other Electrical Equipment and
Component Manufacturing 0.6%
	Corning, Inc.
1,000,000	1.50%, due 5/8/18	1,002,370

Other Food Manufacturing 0.3%
	J.M. Smucker Co.
500,000	1.75%, due 3/15/18 (a)	500,984
Petroleum and Coal
Products Manufacturing 0.6%
	Chevron Corp.
1,000,000	1.365%, due 3/2/18	1,003,171

The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount		Value
Pharmaceuticals 1.7%
	Abbvie, Inc.
$500,000	1.80%, due 5/14/18	$500,971
	Bayer U.S. Finance LLC
500,000	0.521%, due 10/7/16 (a) (b)	500,678
	Mylan, Inc.
800,000	1.80%, due 6/24/16	804,151
	Perrigo Co. plc
1,000,000	1.30%, due 11/8/16	999,671
		2,805,471
Real Estate 0.6%
	Ventas Realty LP
1,000,000	1.25%, due 4/17/17	999,939

Retail 0.6%
	CVS Caremark Corp.
1,000,000	1.20%, due 12/5/16	1,005,928

Retail - Consumer Discretionary 1.0%
	eBay Inc.
1,600,000	0.479%, due 7/28/17 (b)	1,584,037

Software and Services 0.6%
	Thomson Reuters Corp.
1,000,000	1.65%, due 9/29/17	1,001,970

Telecommunications 0.8%
	Verizon Communications, Inc.
1,400,000	0.70%, due 11/2/15	1,400,083

Transportation 0.8%
	Paccar Financial Corp.
1,250,000	0.75%, due 5/16/16	1,254,036

Total Corporate Bonds
(cost $76,688,339)		76,825,169

MORTGAGE-BACKED SECURITIES 23.4%

Commercial Mortgage-Backed Securities 3.0%
	Banc of America Commercial
	Mortgage Trust
	5.898%, due 5/10/45, Series
95,898	2006-2, Class AAB (b)	95,913
	Credit Suisse Mortgage Capital
	5.609%, due 2/15/39, Series
1,384,573	2006-C1, Class A4 (b)	1,398,263
	Hilton USA Trust
	1.185%, due 11/5/30, Series
1,970,930	2013-HLF, Class AFL (a) (b)	1,970,744
	Hyatt Hotel Portfolio Trust
	1.886%, due 11/15/29, Series
750,000	2015-HYT, Class B (a) (b)	753,316
	LB-UBS Commercial
	Mortgage Trust
	5.661%, due 3/15/39, Series
813,007	2006-C3, Class A4 (b)	829,972
		5,048,208
Residential Mortgage-Backed Securities 13.8%
	American Homes 4 Rent
	1.60%, due 6/17/31, Series
2,500,000	2014-SFR1, Class B (a) (b)	2,491,758
	American Residential
	Property Trust
	1.936%, due 9/17/31, Series
3,000,000	2014-SFR1, Class B (a) (b)	3,020,492
	Colony American Homes
	1.60%, due 5/17/31, Series
2,250,000	2014-1A, Class B (a) (b)	2,242,738
	Equity Mortgage Trust
	1.035%, due 5/8/31, Series
1,529,942	2014-INNS, Class A (a) (b)	1,531,929
	Invitation Homes Trust
	1.60%, due 12/17/30, Series
4,000,000	2013-SFR1, Class B (a) (b)	3,995,168
	1.685%, due 6/17/31, Series
4,000,000	2014-SFR1, Class B (a) (b)	4,009,685
	PFS Tax Lien Trust
	1.44%, due 5/15/29, Series
973,216	2014-1 (a)	976,589

The accompanying notes are an integral part of these financial statements.

8

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount		Value
Residential Mortgage-Backed
Securities 13.8% (continued)
	Silver Bay Realty Trust
	1.635%, due 9/17/31, Series
$3,000,000	2014-1, Class B (a) (b)	$2,990,592
	Starwood Waypoint
	Residential Trust
	1.486%, due 1/20/32, Series
1,486,949	2014-1, Class A (a) (b)	1,495,261
		22,754,212
U.S. Government Agencies 6.6%
	FHLMC ARM Pool (b)
235	2.234%, due 8/1/15, #755204	235
5,363	2.367%, due 2/1/22, #845113	5,540
23,097	1.999%, due 10/1/22, #635206	23,786
5,380	2.374%, due 6/1/23, #845755	5,474
7,021	2.455%, due 2/1/24, #609231	7,058
366,440	2.401%, due 1/1/25, #785726	383,105
10,146	2.283%, due 1/1/33, #1B0668	10,397
470,318	2.375%, due 10/1/34, #782784	502,982
201,353	2.177%, due 12/1/34, #1G0018	213,444
120,476	2.474%, due 4/1/36, #847671	128,284
	FHLMC Pool
204,480	5.00%, due 10/1/38, #G04832	226,608
	FNMA ARM Pool (b)
22,548	2.54%, due 7/1/25, #555206	22,665
80,304	1.725%, due 7/1/27, #424953	81,088
76,424	2.438%, due 3/1/28, #556438	79,411
80,345	2.336%, due 6/1/29, #508399	82,533
209,240	2.142%, due 4/1/30, #562912	217,638
60,409	2.454%, due 10/1/30, #670317	62,842
41,257	2.115%, due 9/1/31, #597196	41,369
27,388	2.277%, due 11/1/31, #610547	28,073
3,519	2.375%, due 4/1/32, #629098	3,548
390,756	2.196%, due 10/1/33, #743454	416,439
1,071,579	2.375%, due 11/1/33, #755253	1,148,165
1,478,038	2.464%, due 5/1/34, #AC5719	1,581,815
372,408	2.112%, due 7/1/34, #779693	395,998
323,727	1.909%, due 10/1/34, #795136	342,040
149,569	2.115%, due 1/1/35, #805391	158,746
103,831	2.125%, due 10/1/35, #845041	110,558
228,382	2.233%, due 10/1/35, #846171	244,437
425,820	2.111%, due 1/1/36, #849264	452,992
109,126	2.49%, due 6/1/36, #872502	116,399
721,698	2.227%, due 1/1/37, #906389	766,017
780,482	2.604%, due 3/1/37, #907868	840,944
330,425	2.28%, due 8/1/37, #949772	342,074
48,884	2.125%, due 10/1/37, #955963	49,998
94,261	1.81%, due 11/1/37, #948183	96,201
271,911	2.64%, due 11/1/37, #953653	281,497
	FNMA Pool
537,143	5.00%, due 6/1/40, #AD5479	600,413
60,938	4.00%, due 11/1/41, #AJ3797	65,218
	GNMA II ARM Pool (b)
7,640	2.00%, due 11/20/21, #8871	7,844
40,741	1.625%, due 10/20/22, #8062	41,846
117,090	1.625%, due 11/20/26, #80011	121,572
29,314	2.00%, due 11/20/26, #80013	30,525
16,511	1.625%, due 12/20/26, #80021	17,172
7,466	1.75%, due 1/20/27, #80029	7,770
130,334	1.625%, due 7/20/27, #80094	135,314
174,090	1.625%, due 8/20/27, #80104	180,819
7,303	1.625%, due 10/20/27, #80122	7,585
62,239	1.75%, due 1/20/28, #80154	64,830
138,254	1.625%, due 10/20/29, #80331	143,780
26,923	1.625%, due 11/20/29, #80344	28,002
		10,923,090
Total Mortgage-Backed Securities
(cost $38,256,397)		38,725,510

The accompanying notes are an integral part of these financial statements.

9

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount			Value
U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES 27.6%

U.S. Government Agencies 14.6%
	FHLMC
$5,000,000	0.875%, due 10/14/16		$5,028,830
5,000,000	0.50%, due 1/27/17		4,992,990
3,000,000	1.00%, due 3/8/17		3,020,334
	FNMA
6,000,000	0.625%, due 8/26/16		6,013,452
5,000,000	1.375%, due 11/15/16		5,063,225
			24,118,831
U.S. Treasury Notes 13.0%
	U.S. Treasury Note
1,500,000	0.25%, due 7/15/15		1,500,410
5,000,000	0.25%, due 8/15/15		5,002,150
9,000,000	0.25%, due 10/15/15		9,005,976
6,000,000	0.625%, due 8/15/16		6,017,346
			21,525,882
Total U.S. Government Agencies
and Instrumentalities
(cost $45,624,907)			45,644,713

Shares
SHORT-TERM INVESTMENTS 2.5%
4,206,102	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (c)		4,206,102
Total Short-Term Investments
(cost $4,206,102)			4,206,102
Total Investments
(cost $164,775,745)		99.9%	165,401,494
Other Assets less Liabilities		0.1%	137,378
TOTAL NET ASSETS		100.0%	$165,538,872

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2015, the value of these investments was $37,911,184 or 22.9% of total net assets.

(b)	Variable rate security. Rate shown reflects the rate in effect as of May 31, 2015.
(c)	Rate shown is the 7-day annualized yield as of May 31, 2015.

ARM – Adjustable Rate Mortgage
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

10

PIA Short-Term Securities Fund
Statement of Assets and Liabilities – May 31, 2015
(Unaudited)

Assets:
Investments in securities, at value (cost $164,775,745)	$165,401,494
Receivable for securities sold	13,258
Receivable for fund shares sold	10,811
Interest receivable	457,058
Prepaid expenses	26,990
Total assets	165,909,611

Liabilities:
Due to Custodian	37
Payable for fund shares redeemed	265,696
Investment advisory fees	25,482
Administration fees	13,014
Custody fees	4,968
Transfer agent fees and expenses	18,684
Fund accounting fees	17,662
Audit fees	8,670
Legal fees	1,790
Chief Compliance Officer fee	1,752
Accrued expenses and other liabilities	12,984
Total liabilities	370,739
Net Assets	$165,538,872

Net Assets Consist of:
Paid-in capital	$165,195,799
Undistributed net investment loss	(43,303)
Accumulated net realized loss on investments	(239,373)
Net unrealized appreciation on investments	625,749
Net Assets	$165,538,872

Net Asset Value, Offering Price and Redemption Price Per Share	$10.07

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	16,443,276

The accompanying notes are an integral part of these financial statements.

11

PIA Short-Term Securities Fund
Statement of Operations – Six Months Ended May 31, 2015
(Unaudited)

Investment Income:
Interest	$844,133
Total investment income	844,133

Expenses:
Investment advisory fees (Note 4)	154,019
Fund accounting fees (Note 4)	39,315
Transfer agent fees and expenses (Note 4)	38,969
Administration fees (Note 4)	28,201
Registration fees	14,895
Custody fees (Note 4)	9,694
Audit fees	9,506
Reports to shareholders	5,206
Trustees’ fees	4,978
Chief Compliance Officer fee (Note 4)	4,661
Legal fees	4,160
Insurance	1,721
Miscellaneous	3,344
Total expenses	318,669
Less: fee waiver by adviser (Note 4)	(18,331)
Net expenses	300,338
Net investment income	543,795

Realized and Unrealized Gain on Investments:
Net realized gain on investments	6,016
Net change in unrealized appreciation on investments	292,328
Net gain on investments	298,344
Net increase in net assets resulting from operations	$842,139

The accompanying notes are an integral part of these financial statements.

12

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	May 31,	Ended
	2015	November 30,
	(Unaudited)	2014
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$543,795	$870,766
Net realized gain on investments	6,016	75,348
Net change in unrealized appreciation/(depreciation) on investments	292,328	(439,776)
Net increase in net assets resulting from operations	842,139	506,338

Distributions Paid to Shareholders:
Distributions from net investment income	(608,584)	(973,883)
Total distributions paid to shareholders	(608,584)	(973,883)

Capital Share Transactions:
Proceeds from shares sold	72,639,375	87,970,014
Distributions reinvested	368,560	572,389
Payment for shares redeemed	(63,011,539)	(72,112,451)
Net increase in net assets from capital share transactions	9,996,396	16,429,952
Total increase in net assets	10,229,951	15,962,407

Net Assets, Beginning of Period	155,308,921	139,346,514
Net Assets, End of Period	$165,538,872	$155,308,921
Includes Undistributed Net Investment Income/(Loss) of	$(43,303)	$21,486

Transactions in Shares:
Shares sold	7,219,313	8,729,807
Shares issued on reinvestment of distributions	36,640	56,843
Shares redeemed	(6,263,279)	(7,157,652)
Net increase in shares outstanding	992,674	1,628,998

The accompanying notes are an integral part of these financial statements.

13

PIA Short-Term Securities Fund
Financial Highlights

	Six Months
	Ended
	May 31, 2015		Year Ended November 30,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.05		$10.08	$10.10	$10.10	$10.11	$10.12

Income From Investment Operations:
Net investment income	0.04		0.05	0.05	0.04	0.05	0.07
Net realized and unrealized gain/(loss) on investments	0.02		(0.02)	(0.02)	0.00 *	(0.00)*	0.00 *
Total from investment operations	0.06		0.03	0.03	0.04	0.05	0.07

Less Distributions:
Distributions from net investment income	(0.04)		(0.06)	(0.05)	(0.04)	(0.06)	(0.08)
Total distributions	(0.04)		(0.06)	(0.05)	(0.04)	(0.06)	(0.08)

Net asset value, end of period	$10.07		$10.05	$10.08	$10.10	$10.10	$10.11

Total Return	0.60	%++	0.33%	0.34%	0.41%	0.47%	0.72%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$165,539		$155,309	139,347	$170,344	$171,508	$154,948
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.39	%+	0.38%	0.35%	0.35%	0.35%	0.35%
Before fee waivers and reimbursements	0.41	%+	0.40%	0.43%	0.38%	0.39%	0.40%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	0.70	%+	0.56%	0.49%	0.36%	0.51%	0.67%
Before fee waivers and reimbursements	0.68	%+	0.54%	0.41%	0.33%	0.47%	0.62%
Portfolio turnover rate	33	%++	38%	56%	53%	11%	59%

*	Amount is less than $0.01.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

14

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2015
(Unaudited)

Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Fund commenced operations on April 22, 1994.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 – 2014, or expected to be taken in the Fund’s 2015 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

15

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2015, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

16

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

17

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of May 31, 2015, Pacific Income Advisers, Inc., the adviser, has determined that the Rule 144A securities held by the Fund are considered liquid.

The Board of Trustees has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

18

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$76,825,169	$—	$76,825,169
Mortgage-Backed Securities	—	38,725,510	—	38,725,510
U.S. Government Agencies
and Instrumentalities	—	45,644,713	—	45,644,713
Total Fixed Income	—	161,195,392	—	161,195,392
Short-Term Investments	4,206,102	—	—	4,206,102
Total Investments	$4,206,102	$161,195,392	$—	$165,401,494

Refer to the Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2015, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.  The Fund held no level 3 securities during the six months ended May 31, 2015.

Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund.  For the six months ended May 31, 2015, the Fund incurred $154,019 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.39% of average daily net assets.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made since March 30, 2011.  The Adviser may not recoup fee waivers and/or expense reimbursements made prior to March 30, 2011.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended May 31, 2015, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $18,331.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $226,613 at May 31, 2015.  The expense limitation will remain in effect through at least March 28, 2016, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

19

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

Year	Amount
2015	$60,843
2016	112,599
2017	34,840
2018	18,331
$226,613

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

USBFS also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and U.S. Bank N.A.

Certain officers of the Fund are employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

For the six months ended May 31, 2015, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration	$28,201
Fund Accounting	39,315
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	30,206
Custody	9,694
Chief Compliance Officer	4,661

At May 31, 2015, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration	$13,014
Fund Accounting	17,662
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	14,532
Custody	4,968
Chief Compliance Officer	1,752

20

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

Note 5 – Purchases and Sales of Securities

Non-Government		Government
Purchases	Sales	Purchases	Sales
$13,526,641	$14,097,293	$40,637,739	$34,560,584

Note 6 – Line of Credit
The Fund has a line of credit in the amount of $15,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  The Fund did not draw upon its line of credit during the six months ended May 31, 2015.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2015 and the year ended November 30, 2014 was as follows:

	May 31, 2015	November 30, 2014
Ordinary income	$608,584	$973,883

As of November 30, 2014, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$154,550,757
Gross unrealized appreciation	848,733
Gross unrealized depreciation	(515,312)
Net unrealized appreciation	333,421
Undistributed ordinary income	21,486
Undistributed long-term capital gains	—
Total distributable earnings	21,486
Other accumulated losses	(245,389)
Total accumulated earnings	$109,518

(a)	The book-basis and tax-basis net unrealized appreciation are the same.

The Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

				Short-Term	Long-Term
2015	2017	2018	2019	Indefinite	Indefinite	Total
$43,801	$45,313	$56,182	$63,174	$3,850	$33,069	$245,389

21

PIA Short-Term Securities Fund
Notice to Shareholders – May 31, 2015
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

22

PIA Funds
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 2-4, 2014, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) for another annual term for the PIA Short-Term Securities Fund and PIA Short Duration Bond Fund, which had not yet commenced operations at the time of this meeting (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 15-16, 2014, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the PIA Short-Term Securities Fund as of July 31, 2014 on both an absolute basis and in comparison to an appropriate securities benchmark and its peer funds utilizing Lipper and Morningstar classifications.  As the PIA Short Duration Bond Fund had not commenced operations, it had no performance to consider.  While the Board considered both short-term and long-term performance for the PIA Short-Term Securities Fund, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the PIA Short-Term Securities Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

The Board noted that the PIA Short-Term Securities Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median and average for the one-year, three-year and five-year periods and above its peer group median and average for the ten-year period.

23

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

The Board noted that the PIA Short-Term Securities Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median and average for the one-year, three-year, and five-year periods, while above its peer group median and average for the ten-year period.

The Board also considered any differences in performance between similarly managed accounts and the performance of the PIA Short-Term Securities Fund, noting that the Fund was generally in line with its similarly managed accounts for all relevant periods, and reviewed the performance of the Fund against broad-based securities market benchmarks.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of each Fund.  The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds as well as fees charged by the Adviser to other similarly managed accounts.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the fees charged to the PIA Short-Term Securities Fund were generally in line with or comparable to the fees charged by the Adviser to its similarly managed separate account clients, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts of similar size, it was largely a reflection of the nature of the separate account client and the greater costs to the Adviser of managing the Fund.

PIA Short-Term Securities Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.39% (the “Expense Cap”).  Additionally, the Board noted that the Fund’s total expense ratio was below its peer group median and average.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average.  The Board also noted that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Adviser from the Fund during the most recent fiscal period were below the peer group median and average.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally in line with the fees charged by the Adviser to its separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

PIA Short Duration Bond Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.00% for Class A shares and 0.75% for Class I shares (the “Expense Caps”).  Additionally, the Board noted that the Fund’s estimated total expense ratio was above its peer group median and below its peer group average for the Class I shares and above its peer group median and average for the Class A shares.  The Board also noted that the Fund’s contractual advisory fee was above its peer group median and average.  As a result, the Trustees noted that the Fund’s estimated expenses and advisory fee were not outside the range of its peer group.

24

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  In this regard, the Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, such as benefits to be received in exchange for Rule 12b-1 fees from the Short Duration Bond Fund.  The Board also considered that the Funds do not utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the PIA Short-Term Securities Fund and PIA Short Duration Bond Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the PIA Short-Term Securities Fund and PIA Short Duration Bond Fund would be in the best interests of the Funds and their shareholders.

25

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA High Yield Fund
Institutional Class

Semi-Annual Report

May 31, 2015

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six month fiscal period from December 1, 2014 through May 31, 2015 regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.

The Fund outperformed its benchmark, the Barclays U.S. Corporate High-Yield Index (the “Index”), returning 2.72%, after fees and expenses, for the six months ended May 31, 2015 versus 2.57% for the Index.  The Fund’s total return includes 0.77% in Fund fees and expenses for the six months ended May 31, 2015, compared to the Index, which does not incur fees and expenses.  As stated in the current prospectus, the Fund’s gross expense ratio is 0.90% and the Fund’s net expense ratio is 0.73%.  Prior to January 1, 2015, the contractual expense cap for the Fund’s Institutional Class under the Fund’s written operating expenses limitation agreement was 0.98%.  PIA has further agreed to temporarily waive all or a portion of its management fees and pay Fund expenses to ensure that the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 0.73% of the Fund’s average daily net assets through at least March 28, 2016.

Credit selection remained a key contributor to the Fund during the period.  As was consistent for the last half of 2014, the best performing quality spectrum in high yield during the period was the Ba sub-sector.  The Fund was significantly underweight this quality spectrum during the period, and as such, the Fund’s allocation to this segment had a modestly negative contribution to Fund performance.  The Fund, however, realized significant value addition from solid credit selection in the B and Caa sub-sectors.  Overweight the B category, the Fund’s B’s outperformed the B sub-index by 39 basis points (“bps”).  Additionally, the Fund’s credit selection in the Caa category was the largest value added contributor, as the Caa credits in the Fund outperformed the Caa sub-index (the weakest performing quality sector during the period) by 282 bps, and the market overall by 128 bps.  From an industry standpoint, the Fund continues to focus on areas where the U.S. has long-term potential comparative advantages, such as chemicals (one of the strongest performers during the period), while remaining underweight in industries facing lower cost competition, such as energy exploration and production (a laggard during the period).

High yield market average spreads tightened modestly from 486 bps to 467 bps for the period, while the yield to worst declined below 6% once again, from 6.10% to 5.90% (Barclays U.S. Corporate High-Yield Index).  Investor sentiment favored the Ba quality sector (returning 3.18%) during the period, while the B and Caa sectors returned 2.80% and 1.06%, respectively.  Despite what seems like rather benign high yield market conditions for the six month period, there was some rather heightened intra-period volatility.  The high yield market started off the period on a weak note, with December performance falling 1.45%, reflecting investor concerns on weakening global economic conditions coupled with sharply falling oil prices.  High yield market conditions rebounded, however, in January and February of 2015 (returning a solid 3.09% for the two months) as investors embraced continued global monetary easing, while energy credits rebounded sharply in February from their fourth quarter swoon.  U.S. Federal Reserve Board uncertainty in early March coupled with relatively weak U.S. economic data, led to a surprisingly sharp decline in the high yield market in the first few weeks of March (where spreads significantly widened by 139 bps).  The market quickly rebounded, however, recapturing 60% of this spread drop in the final week of March, supported once again by reassuring monetary comments coming from the March Federal Open Market Committee meeting.  These comments seem to have assuaged high yield investors as the market continued to rally another 34 bps through the end of May.

1

PIA High Yield Fund

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the six months ended May 31, 2015.  We look forward to reporting to you again with the annual report dated November 30, 2015.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

The Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.  You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Yield to worst is calculated by using the lower of the yield to maturity or the yield to call after considering all possible call dates prior to maturity.

Basis point equals 1/100th of 1%.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Current and future portfolio holdings are subject to risk.

Quasar Distributors, LLC, Distributor

2

PIA High Yield Fund
Expense Example – May 31, 2015
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/14 – 5/31/15).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  Prior to January 1, 2015, actual net expenses were limited to 0.98% of the Fund’s average daily net assets per the operating expenses limitation agreement.  Effective January 1, 2015, Pacific Income Advisers, Inc., the Fund’s adviser, has also voluntarily agreed to limit the Fund’s aggregate annual operating expenses to 0.73% of average daily net assets.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/14	Value 5/31/15	Period 12/1/14 – 5/31/15*
Actual	$1,000.00	$1,027.20	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,021.09	$3.88

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA High Yield Fund is 0.77%.

3

PIA High Yield Fund
Allocation of Portfolio Assets – May 31, 2015
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

4

PIA High Yield Fund
Schedule of Investments – May 31, 2015
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 90.1%

Aerospace/Defense 3.7%
	Gencorp, Inc.
$1,150,000	7.125%, due 3/15/21	$1,236,250
	Kratos Defense &
	Security Solutions, Inc.
1,050,000	7.00%, due 5/15/19	939,750
	LMI Aerospace, Inc.
800,000	7.375%, due 7/15/19 (b)	800,000
	Transdigm, Inc.
1,050,000	6.00%, due 7/15/22	1,069,688
		4,045,688
Animal Slaughtering and Processing 0.4%
	Pilgrim’s Pride Corp.
400,000	5.75%, due 3/15/25 (b)	407,000

Auto Parts Manufacturing 0.8%
	Nexteer Automotive Group Ltd.
850,000	5.875%, due 11/15/21 (b)	888,250

Automotive 1.4%
	Affinia Group, Inc.
1,500,000	7.75%, due 5/1/21	1,571,250

Basic Chemical Manufacturing 0.4%
	Platform Specialty
	Products Corp.
460,000	6.50%, due 2/1/22 (b)	485,300

Biotechnology 1.2%
	Concordia Healthcare Corp.
1,250,000	7.00%, due 4/15/23 (b)	1,260,937

Building Materials 3.9%
	American Builders &
	Contractors Supply Co., Inc.
450,000	5.625%, due 4/15/21 (b)	462,375
	Associated Asphalt
	Partners LLC
820,000	8.50%, due 2/15/18 (b)	805,650
	Building Materials
	Holding Corp.
900,000	9.00%, due 9/15/18 (b)	976,500
	U.S. Concrete, Inc.
625,000	8.50%, due 12/1/18	665,625
	USG Corp.
500,000	5.875%, due 11/1/21 (b)	536,250
750,000	5.50%, due 3/1/25 (b)	779,063
		4,225,463
Chemicals 10.3%
	Consolidated Energy
	Finance SA
650,000	6.75%, due 10/15/19 (b)	672,750
	Cornerstone Chemical Co.
600,000	9.375%, due 3/15/18 (b)	634,500
	H.I.G. BBC Intermediate
	Holdings Corp.
150,000	10.50%, due 9/15/18 (b)	149,625
	Hexion U.S. Finance Corp.
1,370,000	6.625%, due 4/15/20	1,298,075
	Ineos Group Holdings PLC
700,000	5.875%, due 2/15/19 (b)	714,875
	Kissner Milling Company Ltd.
1,000,000	7.25%, due 6/1/19 (b)	1,026,250
	Kraton Polymers LLC
620,000	6.75%, due 3/1/19	635,887
	LSB Industries, Inc.
1,150,000	7.75%, due 8/1/19	1,227,625
	Momentive Performance
	Materials, Inc.
165,000	3.875%, due 10/24/21	149,531
	Nexeo Solutions LLC
1,500,000	8.375%, due 3/1/18	1,365,000
	Omnova Solutions, Inc.
988,000	7.875%, due 11/1/18 (c)	1,011,465
	Rentech Nitrogen Partners L.P.
900,000	6.50%, due 4/15/21 (b)	895,500

The accompanying notes are an integral part of these financial statements.

5

PIA High Yield Fund
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount		Value
Chemicals 10.3% (continued)
	TPC Group, Inc.
$225,000	8.75%, due 12/15/20 (b)	$218,813
	Trinseo Materials
	Operating S.C.A.
500,000	6.75%, due 5/1/22 (b)	510,625
	Tronox Worldwide LLC
750,000	6.375%, due 8/15/20	723,750
		11,234,271
Communications Equipment
Manufacturing 0.3%
	Plantronics, Inc.
340,000	5.50%, due 5/31/23 (b)	345,950

Construction Machinery 2.1%
	H & E Equipment Services, Inc.
1,470,000	7.00%, due 9/1/22	1,558,200
	NES Rentals Holding, Inc.
750,000	7.875%, due 5/1/18 (b)	770,625
		2,328,825
Consumer Cyclical Services 2.7%
	APX Group, Inc.
175,000	6.375%, due 12/1/19	175,438
560,000	8.75%, due 12/1/20	509,600
	Garda World Security Corp.
140,000	7.25%, due 11/15/21 (b)	137,900
	GEO Group, Inc.
950,000	5.875%, due 1/15/22	1,008,188
	Reliance Intermediate Holdings
670,000	6.50%, due 4/1/23 (b)	700,150
	West Corp.
420,000	5.375%, due 7/15/22 (b)	408,975
		2,940,251
Consumer Products 2.0%
	Acco Brands Corp.
500,000	6.75%, due 4/30/20	535,000
	Alphabet Holdings Co.
500,000	7.75%, due 11/1/17	506,875
	Prestige Brands Inc.
875,000	5.375%, due 12/15/21 (b)	893,550
	Visant Corp.
350,000	10.00%, due 10/1/17	296,625
		2,232,050
Consumer Services 2.2%
	Modular Space Corp.
850,000	10.25%, due 1/31/19 (b)	728,875
	Quad/Graphics, Inc.
850,000	7.00%, due 5/1/22	837,250
	United Rentals
	(North America), Inc.
300,000	6.125%, due 6/15/23	315,000
500,000	5.75%, due 11/15/24	510,625
		2,391,750
Containers & Packaging 0.8%
	Paperworks Industries, Inc.
830,000	9.50%, due 8/15/19 (b)	845,562

Distributors 0.7%
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20	209,500
500,000	6.75%, due 1/15/22	513,750
		723,250
Diversified Manufacturing 1.3%
	Constellation Enterprises LLC
375,000	10.625%, due 2/1/16 (b)	333,750
	Griffon Corp.
1,100,000	5.25%, due 3/1/22	1,109,625
		1,443,375
Electric 0.7%
	NRG Energy, Inc.
695,000	6.625%, due 3/15/23	729,750

Electrical Equipment Manufacturing 0.9%
	Anixter, Inc.
100,000	5.125%, due 10/1/21	103,625
The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount		Value
Electrical Equipment
Manufacturing 0.9% (continued)
	WESCO Distribution, Inc.
$810,000	5.375%, due 12/15/21	$830,250
		933,875
Entertainment Resources 1.9%
	Live Nation Entertainment, Inc.
600,000	7.00%, due 9/1/20 (b)	644,250
580,000	5.375%, due 6/15/22 (b)	597,400
	Regal Entertainment Group
750,000	5.75%, due 3/15/22	775,313
		2,016,963
Environmental 1.0%
	Casella Waste Systems, Inc.
800,000	7.75%, due 2/15/19	826,000
	Heckmann Corp.
300,000	9.875%, due 4/15/18	239,250
		1,065,250
Finance 0.4%
	National Financial
	Partners Corp.
400,000	9.00%, due 7/15/21 (b)	406,000

Food and Beverage 1.6%
	Carolina Beverage Group LLC
370,000	10.625%, due 8/1/18 (b)	366,300
	Darling Ingredients, Inc.
730,000	5.375%, due 1/15/22	737,300
	Dean Foods Co.
640,000	6.50%, due 3/15/23 (b)	667,200
		1,770,800
Gaming 0.1%
	Scientific Games Corp.
135,000	8.125%, due 9/15/18	126,900

Healthcare 1.3%
	Examworks Group, Inc.
1,000,000	5.625%, due 4/15/23	1,026,250
	Physio-Control
	International Corp.
333,000	9.875%, due 1/15/19 (b)	358,216
		1,384,466
Household Appliances and
Electrical and Electronic Goods
Merchant Wholesalers 0.5%
	Optimas OE Solutions, Inc.
500,000	8.625%, due 6/1/21 (b)	517,500

Industrial – Other 6.3%
	Cleaver-Brooks, Inc.
1,000,000	8.75%, due 12/15/19 (b)	1,012,500
	Dycom Investments, Inc.
520,000	7.125%, due 1/15/21	549,900
	General Cable Corp.
175,000	5.75%, due 10/1/22 (c)	161,000
	Interline Brands, Inc.
292,000	10.00%, due 11/15/18	306,965
	Liberty Tire Recycling
	Holdco, LLC
550,000	11.00%, due 3/31/21 (e) (f)	550,000
	Safway Group Holding LLC
1,250,000	7.00%, due 5/15/18 (b)	1,287,500
	SPL Logistics Escrow LLC
450,000	8.875%, due 8/1/20 (b)	481,500
	Stonemor Partners LP
1,200,000	7.875%, due 6/1/21	1,269,000
	Zachry Holdings, Inc.
1,275,000	7.50%, due 2/1/20 (b)	1,278,187
		6,896,552
Machinery Manufacturing 0.5%
	Amsted Industries Inc.
580,000	5.375%, due 9/15/24 (b)	588,700

Manufactured Goods 0.9%
	Gates Global LLC
1,000,000	6.00%, due 7/15/22 (b)	927,500

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount		Value
Media Entertainment 0.2%
	Nielsen Finance LLC
$250,000	5.00%, due 4/15/22 (b)	$251,875

Media Non-Cable 3.2%
	CBS Outdoor
	Americas Capital, LLC
960,000	5.625%, due 2/15/24	1,009,200
	R.R. Donnelley & Sons Co.
1,000,000	6.50%, due 11/15/23	1,066,250
	Radio One, Inc.
830,000	9.25%, due 2/15/20 (b)	780,200
	Southern Graphics, Inc.
600,000	8.375%, due 10/15/20 (b)	614,250
		3,469,900
Medical Equipment & Devices 0.6%
	Sterigenics-Nordion
	Holdings, LLC
610,000	6.50%, due 5/15/23 (b)	616,100

Metals and Mining 4.3%
	American Gilsonite Co.
850,000	11.50%, due 9/1/17 (b)	750,125
	Castle (AM) & Co.
250,000	12.75%, due 12/15/16	241,250
	Emeco Pty Limited
600,000	9.875%, due 3/15/19 (b)	471,000
	Graftech International Ltd.
640,000	6.375%, due 11/15/20	604,800
	Rain CII Carbon, LLC
450,000	8.00%, due 12/1/18 (b)	443,250
500,000	8.25%, due 1/15/21 (b)	487,500
	Suncoke Energy, Inc.
8,000	7.625%, due 8/1/19	8,086
300,000	7.375%, due 2/1/20 (b)	309,000
450,000	7.375%, due 2/1/20 (b)	463,500
	TMS International Corp.
950,000	7.625%, due 10/15/21 (b)	950,000
		4,728,511
Motor Vehicle and Motor Vehicle Parts
and Supplies Merchant Wholesalers 1.3%
	ZF North America Capital Inc.
1,440,000	4.75%, due 4/29/25 (b)	1,445,400

Oil & Gas 0.7%
	FTS International, Inc.
360,000	7.808%, due 6/15/20 (b) (c)	360,215
480,000	6.25%, due 5/1/22	385,200
		745,415
Oil Field Services 2.0%
	Calfrac Holdings LP
300,000	7.50%, due 12/1/20 (b)	282,000
	CHC Helicopter SA
450,000	9.25%, due 10/15/20	383,625
	Drill Rig Holdings, Inc.
405,000	6.50%, due 10/1/17 (b)	362,475
	Petroleum Geo-Services
200,000	7.375%, due 12/15/18 (b)	191,500
	Welltec A/S
1,000,000	8.00%, due 2/1/19 (b)	957,500
		2,177,100
Other Investment Pools and Funds 0.5%
	Jurassic Holdings III
600,000	6.875%, due 2/15/21 (b)	502,500

Packaging 4.1%
	AEP Industries, Inc.
1,006,000	8.25%, due 4/15/19	1,038,695
	Beverage Packaging Holdings
500,000	6.00%, due 6/15/17 (b)	506,250
	Cons Container Co.
970,000	10.125%, due 7/15/20 (b)	868,150
	Coveris Holdings S.A.
950,000	7.875%, due 11/1/19 (b)	976,125
	Dispensing Dynamics
	International, Inc.
500,000	12.50%, due 1/1/18 (b)	527,500

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount		Value
Packaging 4.1% (continued)
	Mustang Merger Corp.
$410,000	8.50%, due 8/15/21 (b)	$418,200
	Reynolds Group Issuer LLC
110,000	5.75%, due 10/15/20	114,812
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17	54,375
		4,504,107
Paper 6.1%
	Cascades, Inc.
790,000	5.50%, due 7/15/22 (b)	789,012
480,000	5.75%, due 7/15/23 (b)	477,600
	Clearwater Paper Corp.
1,020,000	4.50%, due 2/1/23	1,002,150
	Hardwoods Acquisition, Inc.
560,000	7.50%, due 8/1/21 (b)	540,400
	Mercer International, Inc.
440,000	7.75%, due 12/1/22	476,300
	Neenah Paper, Inc.
900,000	5.25%, due 5/15/21 (b)	909,000
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)	380,000
	P.H. Glatfelter Co.
400,000	5.375%, due 10/15/20	411,000
	Rayonier A.M. Products, Inc.
700,000	5.50%, due 6/1/24 (b)	631,750
	Xerium Technologies, Inc.
940,000	8.875%, due 6/15/18	977,013
		6,594,225
Petroleum and Petroleum Products
Merchant Wholesalers 0.1%
	Sunoco LP
80,000	6.375%, due 4/1/23 (b)	83,600

Pharmaceutical and Medicine
Manufacturing 0.6%
	Valeant Pharmaceuticals
	International, Inc.
40,000	5.50%, due 3/1/23 (b)	40,900
	VRX Escrow Corp.
610,000	6.125%, due 4/15/25 (b)	635,925
		676,825
Pharmaceuticals 0.5%
	Capsugel Holdings US, Inc.
500,000	7.00%, due 5/15/19 (b)	512,188

Pipelines 2.2%
	Exterran Partners, L.P.
740,000	6.00%, due 10/1/22	728,900
	Rose Rock Midstream, L.P.
1,000,000	5.625%, due 7/15/22	1,002,500
	Summit Midstream
	Holdings, LLC
10,000	7.50%, due 7/1/21	10,500
700,000	5.50%, due 8/15/22	675,500
		2,417,400
Plastics Product Manufacturing 1.0%
	Berry Plastics Corp.
1,040,000	5.125%, due 7/15/23	1,037,400

Printing and Related
Support Activities 0.4%
	Multi-Color Corp.
450,000	6.125%, due 12/1/22 (b)	468,000

Publishing and Broadcasting 0.7%
	Media General
	Financing Sub, Inc.
740,000	5.875%, due 11/15/22 (b)	760,350

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount		Value
Railroad 0.8%
	Watco Companies, Inc.
$800,000	6.375%, due 4/1/23 (b)	$820,000

Resin, Synthetic Rubber, and
Artificial Synthetic Fibers and
Filaments Manufacturing 1.4%
	PolyOne Corp.
1,500,000	5.25%, due 3/15/23	1,526,250

Retail – Consumer Discretionary 0.9%
	Hillman Company, Inc.
1,000,000	6.375%, due 7/15/22 (b)	987,500

Retailers 1.6%
	Argos Merger Sub, Inc.
850,000	7.125%, due 3/15/23 (b)	903,125
	Rent-A-Center, Inc.
850,000	6.625%, due 11/15/20	845,750
		1,748,875
Scientific Research and
Development Services 1.4%
	Horizon Pharma Financial, Inc.
1,260,000	6.625%, due 5/1/23 (b)	1,300,950
	Quintiles Transnational Corp.
220,000	4.875%, due 5/15/23 (b)	223,850
		1,524,800
Software and Services 0.9%
	Audatex North America, Inc.
150,000	6.00%, due 6/15/21 (b)	157,094
750,000	6.125%, due 11/1/23 (b)	782,812
		939,906
Technology 1.8%
	ACI Worldwide, Inc.
20,000	6.375%, due 8/15/20 (b)	21,150
	Brightstar Corp.
200,000	7.25%, due 8/1/18 (b)	212,500
	Cardtronics, Inc.
640,000	5.125%, due 8/1/22 (b)	640,000
	First Data Corp.
500,000	8.25%, due 1/15/21 (b)	534,375
	Sophia L.P./Sophia
	Finance, Inc.
550,000	9.75%, due 1/15/19 (b)	590,563
		1,998,588
Transportation and Logistics 0.7%
	Martin Midstream Partners L.P.
750,000	7.25%, due 2/15/21	750,000

Transportation Services 0.7%
	LBC Tank Terminals Holding
750,000	6.875%, due 5/15/23 (b)	780,000

Wireline Telecommunications Services 0.5%
	Consolidated Communications
150,000	6.50%, due 10/1/22 (b)	152,250
	Zayo Group LLC
460,000	6.375%, due 5/15/25 (b)	462,300
		614,550
Wirelines 0.6%
	Frontier Communications Corp.
270,000	9.25%, due 7/1/21	296,663
355,000	7.125%, due 1/15/23	341,687
		638,350
Total Corporate Bonds
(cost $98,559,763)		98,053,143

EXCHANGE-TRADED FUNDS 5.3%
50,000	iShares iBoxx $High Yield
	Corporate Bond ETF	4,545,500
30,000	SPDR Barclays
	High Yield Bond ETF	1,182,600

Total Exchange-Traded Funds
(cost $5,712,400)		5,728,100

The accompanying notes are an integral part of these financial statements.

10

PIA High Yield Fund
Schedule of Investments – May 31, 2015 (continued)
(Unaudited)

Principal Amount			Value
COMMON STOCKS 0.0%

Industrial – Other 0.0%
21,500	Liberty Tire Recycling
	Holdco, LLC (e) (f) (g)		$10,000

Total Common Stocks
(cost $12,688)			10,000

RIGHTS 0.0%
	Momentive Performance Escrow
1	8.875%, due 10/15/20 (d) (e)		—

SHORT-TERM INVESTMENTS 3.5%
3,838,760	Invesco STIT – Prime Portfolio –
	Institutional Class, 0.07% (a)		3,838,760
Total Short-Term Investments
(cost $3,838,760)			3,838,760
Total Investments
(cost $108,123,611)		98.9%	107,630,003
Other Assets less Liabilities		1.1%	1,242,357
TOTAL NET ASSETS		100.0%	$108,872,360

(a)	Rate shown is the 7-day annualized yield as of May 31, 2015.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2015, the value of these investments was $54,854,162 or 50.4% of total net assets.

(c)	Variable rate security. Rate shown reflects the rate in effect as of May 31, 2015.
(d)
Restricted security.  The escrow shares were received through a distribution on October 29, 2014 for the purpose of receiving future distributions from the plan of reorganization.  As of May 31, 2015, the security had a cost and value of $0 (0.0% of total net assets).

(e)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
(f)	Security is considered illiquid. As of May 31, 2015, the value of these investments was $560,000 or 0.5% of total net assets.
(g)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

11

PIA High Yield Fund
Statement of Assets and Liabilities – May 31, 2015
(Unaudited)

Assets:
Investments in securities, at value (cost $108,123,611)	$107,630,003
Receivable for fund shares sold	484,785
Receivable for investments sold	597,855
Interest receivable	1,741,501
Prepaid expenses	22,125
Total assets	110,476,269

Liabilities:
Payable to adviser	37,638
Payable for fund shares redeemed	104,397
Investments payable	1,400,509
Administration fees	10,584
Custody fees	1,543
Transfer agent fees and expenses	13,330
Fund accounting fees	14,870
Audit fees	8,670
Chief Compliance Officer fee	1,383
Shareholder reporting	8,971
Accrued expenses	2,014
Total liabilities	1,603,909
Net Assets	$108,872,360

Net Assets Consist of:
Paid-in capital	$109,252,453
Undistributed net investment income	63,754
Accumulated net realized gain on investments	49,761
Net unrealized depreciation on investments	(493,608)
Net Assets	$108,872,360

Net Asset Value, Offering Price and Redemption Price Per Share	$10.39

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	10,476,541

The accompanying notes are an integral part of these financial statements.

12

PIA High Yield Fund
Statement of Operations – Six Months Ended May 31, 2015
(Unaudited)

Investment Income:
Interest	$3,161,190
Dividends	42,000
Total investment income	3,203,190

Expenses:
Investment advisory fees (Note 4)	271,575
Transfer agent fees and expenses (Note 4)	50,852
Fund accounting fees (Note 4)	34,804
Administration fees (Note 4)	23,142
Registration fees	19,961
Audit fees	9,506
Custody fees (Note 4)	6,447
Trustees’ fees	4,713
Reports to shareholders	4,663
Chief Compliance Officer fee (Note 4)	3,796
Legal fees	3,521
Insurance	1,532
Miscellaneous	2,340
Total expenses	436,852
Less: Fee waiver by adviser (Note 4)	(67,662)
Net expenses	369,190
Net investment income	2,834,000

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	94,393
Net change in unrealized depreciation on investments	(118,032)
Net loss on investments	(23,639)
Net increase in net assets resulting from operations	$2,810,361

The accompanying notes are an integral part of these financial statements.

13

PIA High Yield Fund
Statements of Changes in Net Assets

	Six Months	Year
	Ended	Ended
	May 31, 2015	November 30,
	(Unaudited)	2014
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$2,834,000	$4,412,652
Net realized gain on:
Investments	94,393	430,206
Swap contracts	—	1,217
Net change in unrealized depreciation on investments	(118,032)	(1,938,946)
Net increase in net assets resulting from operations	2,810,361	2,905,129

Distributions Paid to Shareholders:
Distributions from net investment income	(2,869,195)	(4,380,481)
Distributions from net realized gains	(459,047)	(654,938)
Total distributions paid to shareholders	(3,328,242)	(5,035,419)

Capital Share Transactions:
Proceeds from shares sold	32,707,832	51,001,020
Distributions reinvested	1,922,690	2,782,068
Payment for shares redeemed	(13,846,006)	(24,704,217)
Net increase in net assets from capital share transactions	20,784,516	29,078,871
Total increase in net assets	20,266,635	26,948,581

Net Assets, Beginning of Period	88,605,725	61,657,144
Net Assets, End of Period	$108,872,360	$88,605,725
Includes Undistributed Net Investment Income of	$63,754	$98,949

Transactions in Shares:
Shares sold	3,174,462	4,759,633
Shares issued on reinvestment of distributions	187,074	260,418
Shares redeemed	(1,345,855)	(2,309,964)
Net increase in shares outstanding	2,015,681	2,710,087

The accompanying notes are an integral part of these financial statements.

14

PIA High Yield Fund
Financial Highlights

						December 31,
	Six Months		Year	Year	Year	2010*
	Ended		Ended	Ended	Ended	through
	May 31, 2015		November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2014	2013	2012	2011
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.47		$10.72	$10.51	$9.80	$10.00

Income From Investment Operations:
Net investment income	0.30		0.59	0.65	0.65	0.45
Net realized and unrealized gain/(loss)
on investments and swap contracts	(0.02)		(0.14)	0.27	0.73	(0.21)
Total from investment operations	0.28		0.45	0.92	1.38	0.24

Less Distributions:
Distributions from net investment income	(0.31)		(0.59)	(0.66)	(0.67)	(0.44)
Distributions from net realized gains	(0.05)		(0.11)	(0.05)	—	—
Total distributions	(0.36)		(0.70)	(0.71)	(0.67)	(0.44)

Net asset value, end of period	$10.39		$10.47	$10.72	$10.51	$9.80

Total Return	2.72	%++	4.26%	9.06%	14.42%	2.40	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$108,872		$88,606	$61,657	$40,534	$14,793
Ratio of expenses to average net assets:
Net of fee waivers and
expense reimbursements	0.77	%+^	0.98%	0.98%	0.98%	0.98	%+
Before fee waivers and
expense reimbursements	0.91	%+	1.00%	1.10%	1.30%	3.03	%+
Ratio of net investment
income to average net assets:
Net of fee waivers and
expense reimbursements	5.90	%+	5.62%	6.22%	6.55%	5.67	%+
Before fee waivers and
expense reimbursements	5.76	%+	5.60%	6.10%	6.23%	3.62	%+
Portfolio turnover rate	15	%++	31%	33%	36%	33	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^	Effective January 1, 2015, the expense cap was reduced from 0.98% to 0.73%.

The accompanying notes are an integral part of these financial statements.

15

PIA High Yield Fund
Notes to Financial Statements – May 31, 2015
(Unaudited)

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Fund offers the Institutional Class (formerly known as the Investor Class – See Note 8).  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2012-2014, or expected to be taken in the Fund’s 2015 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Income and capital gain distributions from underlying funds are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

16

PIA High Yield Fund
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2015, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

17

PIA High Yield Fund
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods

18

PIA High Yield Fund
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of May 31, 2015, the Fund had investments in illiquid securities with a total value of $560,000 or 0.5% of total net assets.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of May 31, 2015, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) has determined that all the Rule 144A securities held by the Fund are considered liquid.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Wholesale Trade	$—	$—	$10,000	$10,000
Total Common Stocks	—	—	10,000	10,000
Fixed Income
Corporate Bonds	—	97,503,143	550,000	98,053,143
Total Fixed Income	—	97,503,143	550,000	98,053,143
Exchange-Traded Funds	5,728,100	—	—	5,728,100
Short-Term Investments	3,838,760	—	—	3,838,760
Total Investments	$9,566,860	$97,503,143	$560,000	$107,630,003

Refer to the Fund’s schedule of investment for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2015, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.

19

PIA High Yield Fund
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
	Common Stocks	Corporate Bonds
Balance as of November 30, 2014	$—	$—
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level 3	10,000	550,000
Balance as of May 31, 2015	$10,000	$550,000

On March 10, 2015, the Fund received a newly issued Liberty Tire Recycling Holdco, LLC (“Liberty Tire”) bond, due 2021 and common stock in exchange for the previously held Liberty Tire bond, due 2015.  This exchange was the result of a financial restructuring by Liberty Tire.  Since receipt of the newly issued securities, the Valuation Committee has fair valued the Liberty Tire bond, due 2021 utilizing a single broker quote and fair valued the common stock based on the residual value assigned to the newly issued common stock at the time of the exchange.  Since the securities’ fair value utilized significant unobservable inputs due to the lack of reliable market data, the securities are categorized as level 3 of the fair value hierarchy.  A significant change in the broker quote would have a direct change on the fair value of the bond.  If the financial condition of Liberty Tire were to deteriorate, the value of the common stock would likely decrease.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Fund has an investment advisory agreement with PIA pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  Effective January 1, 2015, the Fund pays fees calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  Prior to January 1, 2015, the Fund paid fees at the annual rate of 0.65% of the Fund’s average daily net assets.  For the six months ended May 31, 2015, the Fund incurred $271,575 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.98% of average daily net assets.  Effective January 1, 2015, the Adviser has also voluntarily agreed to limit the Fund’s aggregate annual operating expenses to 0.73% of average daily net assets (the “temporary expense limitation”).  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses.  The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. The Adviser is permitted to be reimbursed only for

20

PIA High Yield Fund
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended May 31, 2015, the Adviser contractually reduced its fees in the amount of $3,028.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $169,422 at May 31, 2015.  The temporary expense limitation will remain in effect through at least March 28, 2016, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2015	$90,626
2016	57,885
2017	17,883
2018	3,028
$169,422

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended May 31, 2015, the Fund incurred $23,142 in administration fees.

USBFS also serves as the fund accountant and transfer agent to the Fund.  For the six months ended May 31, 2015, the Fund incurred $34,804 in fund accounting fees and $43,455 in transfer agent fees (excluding transfer agency out-of-pocket expenses and sub-ta fees).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended May 31, 2015, the Fund incurred $6,447 in custody fees.

For the six months ended May 31, 2015, the Fund was allocated $3,796 of the Chief Compliance Officer fee.

At May 31, 2015, the Fund had payables due to USBFS for administration, fund accounting, transfer agency (excluding transfer agency out-of-pocket expenses and sub-ta fees) and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the amount of $10,584, $14,870, $10,245, $1,383, and $1,543, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and U.S. Bank N.A.

Certain officers of the Fund are also employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2015, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $35,427,213 and $13,136,832. There were no purchases and sales of U.S. Government securities during the six months ended May 31, 2015.

21

PIA High Yield Fund
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

Note 6 – Derivative Instruments
The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund is subject to credit risk in the normal course of pursuing its investment objective.  The Fund may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The Fund did not hold derivative instruments during the six months ended May 31, 2015.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2015 and the year ended November 30, 2014 was as follows:

	Six Months Ended	Year Ended
	May 31, 2015	November 30, 2014
Ordinary income	$3,004,378	$4,543,166
Long-term capital gains	323,864	492,253

22

PIA High Yield Fund
Notes to Financial Statements – May 31, 2015 (continued)
(Unaudited)

As of November 30, 2014, the Fund’s most recently completed fiscal year end, the components of capital on a tax basis were as follows:

Cost of investments (a)	$87,607,247
Gross unrealized appreciation	1,239,671
Gross unrealized depreciation	(1,659,790)
Net unrealized depreciation (a)	(420,119)
Undistributed ordinary income	234,107
Undistributed long-term capital gain	323,800
Total distributable earnings	557,907
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$137,788

(a)	The difference between book-basis and tax-basis net unrealized depreciation is attributable primarily to wash sales.

Note 8 – Class Name Change
Effective at the close of business on December 31, 2014, the Investor Class shares were re-designated as Institutional Class shares.

23

PIA High Yield Fund
Notice to Shareholders – May 31, 2015
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

24

PIA Funds
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 2-4, 2014, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) for another annual term for the PIA High Yield Fund (the “Fund”).  At this meeting, and at a prior meeting held on October 15-16, 2014, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of July  31, 2014 on both an absolute basis and in comparison to an appropriate securities benchmark and its peer funds utilizing Lipper and Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed  greater emphasis on longer term performance.  When reviewing performance of the Fund against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above the peer group median and below the peer group average for the one-year period, and above the peer group median and average for the three-year and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above the peer group median and average for all relevant periods.

25

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting that the Fund underperformed the similarly managed composite for the one-year period and outperformed for the three-year and since inception periods, and reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of the Fund.  The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds, fees charged by the Adviser to other similarly managed accounts, as well as information regarding fee offsets for separate accounts invested in the Fund.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the fees charged to the Fund were generally in line with or comparable to the fees charged by the Adviser to its similarly managed separate account clients, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the greater costs to the Adviser of managing the Fund due to the differences in legal and regulatory burdens.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.98% (the “Expense Cap”).  Additionally, the Board noted that the Fund’s total expense ratio was below its peer group median and average, and was above its peer group median but below its peer group average when the Fund’s peer group was adjusted to include only funds of similar asset sizes.  The Board also noted that the Fund’s contractual advisory fee was marginally above its peer group median and average.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally in line with the fees charged to the Adviser’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

In addition, at the December 2014 board meeting, the Board approved that effective January 1, 2015 the Fund’s management fee would be reduced from 0.65% to 0.55%, the Investor Class would be re-designated as the Institutional Class, and a lower temporary expense cap would be established for the Institutional Class.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  In this regard, the Board noted that the Adviser has agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.

26

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund.  The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Adviser was not currently receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  The Board also considered that the Fund does not charge 12b-1 fees and does not utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interest of the Fund and its shareholders.

27

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date     8/5/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date     8/5/15

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date     8/5/15

* Print the name and title of each signing officer under his or her signature